UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

1270 Avenue of the Americas,

27th Floor,

New York, NY 10020
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

The Registrant’s Semi-Annual Shareholder Reports for the six months ended June 30, 2026 which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, are as follows:

(a)

The Internet Fund
No Load Class | WWWFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$79	1.68%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-460953102

The Internet Fund
Advisor Class A | KINAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$91	1.93%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613862

The Internet Fund
Advisor Class C | KINCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$115	2.43%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,276,312
Number of Holdings	41
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	41.2%
Oil and Gas Extraction	32.7%
Other Financial Investment Activities	5.6%
Cash & Other	5.1%
Computer Systems Design and Related Services	4.7%
Technology Services and Software	2.8%
Securities and Commodities Exchanges	2.5%
Offices of Real Estate Agents and Brokers	2.1%
Pharmaceutical and Medicine Manufacturing	1.7%
Data Center Infrastructure	1.6%
Data Processing, Hosting, and Related Services	1.2%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	38.7%
Texas Pacific Land Corp.	32.6%
Grayscale Bitcoin Mini Trust ETF	4.5%
CACI International, Inc.	3.4%
Miami International Holdings Inc.	3.3%
SB Technology, Inc.	2.8%
OTC Markets Group, Inc.	2.5%
Landbridge Co. LLC	2.1%
Galaxy Digital, Inc.	1.7%
Bolt Data & Energy Inc.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613763

The Global Fund
No Load Class | WWWEX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$70	1.38%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Global Fund	PAGE 1	TSR-SAR-494613805

The Global Fund
Advisor Class A | KGLAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$83	1.63%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Global Fund	PAGE 1	TSR-SAR-494613631

The Global Fund
Advisor Class C | KGLCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$108	2.13%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$50,447,935
Number of Holdings	82
Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Finance and Insurance	38.5%
Mining, Quarrying, and Oil and Gas Extraction	31.6%
Management of Companies and Enterprises	12.9%
Cash & Other	4.5%
Technology	3.7%
Pharmaceuticals	2.7%
Media	1.7%
Transportation and Warehousing	1.4%
Entertainment	1.3%
Real Estate and Rental and Leasing	1.3%
Accommodation and Food Services	0.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	21.1%
Grayscale Bitcoin Trust ETF	13.3%
Hawaiian Electric Industries, Inc.	7.0%
Fairfax India Holdings Corp.	5.7%
Landbridge Co. LLC	5.6%
Investor AB	4.9%
White Mountains Insurance Group Ltd.	4.9%
Euronext NV	4.9%
Galaxy Digital, Inc.	2.7%
SB Technology, Inc.	2.5%

Top Ten Countries	(%)
United States	68.9%
Canada	11.9%
Netherlands	5.2%
Sweden	4.9%
Japan	4.0%
Cayman Islands	0.8%
United Kingdom	0.7%
Germany	0.3%
Brazil	0.2%
Cash & Other	3.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Global Fund	PAGE 1	TSR-SAR-494613623

The Paradigm Fund
No Load Class | WWNPX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.64%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613607

The Paradigm Fund
Advisor Class A | KNPAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.89%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613854

The Paradigm Fund
Advisor Class C | KNPCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.39%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613821

The Paradigm Fund
Institutional Class | KNPYX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.44%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,186,210,139
Number of Holdings	44
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	76.1%
Finance and Insurance	13.7%
Management of Companies and Enterprises	4.8%
Information	1.2%
Technology	1.0%
Cash & Other	1.0%
Professional, Scientific and Technical Services	0.9%
Arts, Entertainment, and Recreation	0.7%
Transportation and Warehousing	0.3%
Accommodation and Food Services	0.2%
Real Estate and Rental and Leasing	0.1%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	69.4%
Grayscale Bitcoin Mini Trust ETF	7.5%
Landbridge Co. LLC	6.1%
Hawaiian Electric Industries, Inc.	4.1%
Brookfield Corp.	3.1%
Cboe Global Markets, Inc.	1.2%
Miami International Holdings, Inc.	1.2%
CACI International, Inc.	0.9%
Grayscale Bitcoin Trust ETF	0.8%
Live Nation Entertainment, Inc.	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613797

The Small Cap Opportunities Fund
No Load Class | KSCOX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.63%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613706

The Small Cap Opportunities Fund
Advisor Class A | KSOAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.88%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613839

The Small Cap Opportunities Fund
Advisor Class C | KSOCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.38%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613748

The Small Cap Opportunities Fund
Institutional Class | KSCYX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.43%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$529,333,343
Number of Holdings	70
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	66.9%
Finance and Insurance	7.5%
Management of Companies and Enterprises	7.4%
Professional, Scientific and Technical Services	4.8%
Accommodation and Food Services	3.8%
Technology	3.1%
Cash & Other	2.1%
Real Estate	1.7%
Manufacturing	1.2%
Pharmaceuticals	0.8%
Real Estate and Rental and Leasing	0.7%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	55.4%
Landbridge Co. LLC	5.9%
Hawaiian Electric Industries, Inc.	5.1%
WaterBridge Infrastructure LLC	4.7%
CACI International, Inc.	4.4%
Civeo Corp.	3.7%
Grayscale Bitcoin Trust ETF	2.6%
SB Technology, Inc.	1.7%
DREAM Unlimited Corp.	1.7%
Miami International Holdings, Inc.	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613813

The Market Opportunities Fund
No Load Class | KMKNX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$75	1.40%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613789

The Market Opportunities Fund
Advisor Class A | KMKAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$89	1.65%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613771

The Market Opportunities Fund
Advisor Class C | KMKCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$116	2.15%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613730

The Market Opportunities Fund
Institutional Class | KMKYX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.20%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$302,809,014
Number of Holdings	83
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Oil and Gas Extraction	48.8%
Cash & Other	12.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	9.1%
Electric Power Generation, Transmission and Distribution	7.2%
Water, Sewage and Other Systems	4.7%
Offices of Real Estate Agents and Brokers	4.3%
Other Investment Pools and Funds	2.8%
Management of Companies and Enterprises	2.7%
Securities and Commodities Exchanges	2.7%
Other Financial Investment Activities	2.6%
Computer Systems Design and Related Services	2.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	47.3%
Grayscale Bitcoin Trust ETF	9.0%
Hawaiian Electric Industries, Inc.	7.2%
WaterBridge Infrastructure LLC	4.7%
Landbridge Co. LLC	4.3%
Miami International Holdings, Inc.	2.8%
Bolt Data & Energy Inc.	2.0%
Partners Value Investments LP	2.0%
White Mountains Insurance Group Ltd.	1.3%
Permian Basin Royalty Trust	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613615

The Multi-Disciplinary Income Fund
No Load Class | KMDNX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,713,423
Number of Holdings	28
Portfolio Turnover	17%
Average Credit Quality	AAA / AA
Effective Duration	0.1 years
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.06%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Asset Backed Securities	91.4%
Cash & Other	8.6%

Top 10 Issuers	(%)
Brant Point CLO Ltd. 2024-4-AA tranche	5.7%
Sound Point CLO Ltd. 2025-1R-AAA tranche	4.6%
Apex Credit CLO Ltd. 2021-1-AA tranche	4.6%
Elevation CLO Ltd. 2013-1-AA tranche	4.3%
Atlantic Avenue Ltd. 2023-1-AA tranche	4.3%
Warwick Capital CLO Ltd. 2023-2-AA tranche	4.3%
Black Diamond CLO Ltd. 2022-1-AA tranche	4.3%
Eaton Vance 2013-1-AA tranche	4.3%
BlueMountain CLO Ltd. 2021-33-AA tranche	4.3%
Venture CDO Ltd. 2022-45-AA tranche	3.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Multi-Disciplinary Income Fund	PAGE 1	TSR-SAR-494613672

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class | LSHEX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$88	1.45%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613524

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A | LSHAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$91	1.50%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613557

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class C | LSHCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$136	2.25%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613540

The Kinetics Spin-off and Corporate Restructuring Fund
Institutional Class | LSHUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.25%
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,873,587
Number of Holdings	30
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Mining, Quarrying, and Oil and Gas Extraction	85.6%
Management of Companies and Enterprises	7.1%
Finance and Insurance	2.3%
Technology	1.0%
Accommodation and Food Services	0.9%
Real Estate and Rental and Leasing	0.8%
Manufacturing	0.3%
Pharmaceuticals	0.3%
Information	0.3%
Utilities	0.1%
Cash & Other	1.3%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	77.7%
Landbridge Co. LLC	6.5%
Associated Capital Group, Inc.	3.5%
Hawaiian Electric Industries, Inc.	3.2%
WaterBridge Infrastructure LLC	1.4%
GAMCO Investors, Inc.	1.1%
Civeo Corp.	0.9%
PrairieSky Royalty Ltd.	0.8%
SB Technology, Inc.	0.7%
Grayscale Bitcoin Mini Trust ETF	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613532

Item 2. Code of Ethics.

Not applicable for semi-annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KINETICS MUTUAL FUNDS, INC.
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
The Kinetics Spin-Off and Corporate Restructuring Fund
Semi-Annual Financial Statements and Other Important Information
June 30, 2026 (Unaudited)

Directory of Funds’ Service Providers	Back Cover

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Accommodation - 0.9%
Civeo Corp.(a)	9,000	$315,000
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class C(a)	1,694	87,919
Communications Equipment Manufacturing - 0.0%(b)
EchoStar Corp. - Class A(a)	4	406
Computer Systems Design and Related Services - 0.3%
Miami International Holdings, Inc.(a)	2,616	97,211
Data Center Infrastructure - 0.3%
Bolt Data & Energy Inc.(a)(c)	20,000	100,000
Digital Asset Financial Services - 0.3%
Galaxy Digital, Inc. - Class A(a)	3,600	98,424
Diversified Real Estate Activities - 0.8%
PrairieSky Royalty Ltd.	12,000	268,556
Electric Power Generation, Transmission and Distribution - 3.2%
GE Vernova, Inc.	25	29,371
Hawaiian Electric Industries, Inc.(a)	83,600	1,131,108
		1,160,479
Funds, Trusts, and Other Financial Vehicles - 0.0%(b)
Mesabi Trust	550	13,915
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	3,294
Machinery Manufacturing - 0.1%
General Electric Co.	100	37,373
Management of Companies and Enterprises - 3.9%
Associated Capital Group, Inc. - Class A	34,300	1,231,370
Fairfax India Holdings Corp.(a)(d)	2,800	51,240
Valterra Platinum Ltd. - ADR	22	245
White Mountains Insurance Group Ltd.	58	120,256
		1,403,111
Media - 0.0%(b)
Toei Animation Co. Ltd.	200	2,994
Mining (except Oil and Gas) - 0.0%(b)
Knife River Corp.(a)	100	8,365

	Shares	Value
Nonmetallic Mineral Mining and Quarrying - 0.0%(b)
Anglo American PLC - ADR	63	$1,557
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	342	76,950
Offices of Real Estate Agents and Brokers - 6.3%
Landbridge Co. LLC - Class A	28,670	2,271,811
Oil and Gas Extraction - 76.3%(e)
Texas Pacific Land Corp.(f)	62,531	27,366,067
Other Financial Investment Activities - 1.1%
GAMCO Investors, Inc. - Class A	17,000	402,947
Seaport Entertainment Group, Inc.(a)	188	5,001
		407,948
Other Investment Pools and Funds - 0.1%
Urbana Corp.	6,234	40,527
Urbana Corp. - Class A	1,600	9,364
		49,891
Securities and Commodities Exchanges - 0.1%
TXSE Group, Inc.(a)(c)	1,300	29,900
Support Activities for Mining - 0.1%
Liberty Energy, Inc.	972	25,457
Technology Services and Software - 0.7%
SB Technology, Inc.(a)(c)	6,130	253,475
Water, Sewage and Other Systems - 1.4%
WaterBridge Infrastructure LLC - Class A	14,098	483,138
TOTAL COMMON STOCKS (Cost $4,819,618)		34,563,241
UNIT INVESTMENT TRUSTS - 0.4%
Grayscale Bitcoin Cash Trust(a)	6,073	9,000
Grayscale Bitcoin Mini Trust ETF(a)	4,890	126,896
Grayscale Bitcoin Trust ETF(a)	60	2,731
Grayscale Litecoin Trust(a)	24	74
TOTAL UNIT INVESTMENT TRUSTS (Cost $213,196)		138,701

The accompanying notes are an integral part of these financial statements.

1

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.0%(b)
iShares Bitcoin Trust ETF(a)	146	$4,861
TOTAL EXCHANGE TRADED FUNDS (Cost $5,256)		4,861
TOTAL INVESTMENTS - 96.7% (Cost $5,038,070)		$34,706,803
Money Market Deposit Account - 3.1%(g)		1,097,911
Other Assets in Excess of Liabilities - 0.2%		68,873
TOTAL NET ASSETS - 100.0%		$35,873,587

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $383,375 or 1.1% of net assets as of June 30, 2026.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $51,240 or 0.1% of the Fund’s net assets.

(e)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information about the issuer of this security, including its financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

The accompanying notes are an integral part of these financial statements.

2

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2026 (Unaudited)

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$247,975,194	$50,382,500
Receivable from Adviser	—	22,082
Receivable for Master Portfolio interest sold	227,719	—
Receivable for Fund shares sold	17,009	2,993
Prepaid expenses and other assets	40,343	72,882
Total Assets	248,260,265	50,480,457
LIABILITIES:
Payable to Directors	4,507	928
Payable to Chief Compliance Officer	309	60
Payable for Fund shares repurchased	244,728	41,100
Payable for shareholder servicing fees	51,008	10,415
Payable for distribution fees	26,814	17,824
Accrued expenses and other liabilities	49,224	19,891
Total Liabilities	376,590	90,218
Net Assets	$ 247,883,675	$ 50,390,239
Net Assets Consist of:
Paid in capital	$71,946,936	$25,219,164
Accumulated earnings	175,936,739	25,171,075
Net assets	$ 247,883,675	$ 50,390,239
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$242,913,396	$42,264,093
Shares outstanding	2,921,347	2,522,071
Net asset value per share (offering price and redemption price)	$83.15	$16.76
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$2,895,877	$4,009,818
Shares outstanding	38,881	241,599
Net asset value per share (redemption price)	$74.48	$16.60
Offering price per share ($74.48 divided by .9425 and $16.60 divided by .9425)	$79.02	$17.61
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$2,074,402	$4,116,328
Shares outstanding	34,660	269,504
Net asset value per share (offering price and redemption price)	$59.85	$15.27

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

3

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2026 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,185,720,625	$528,652,805
Receivable from Adviser	97,338	33,457
Receivable for Master Portfolio interest sold	147,570	429,877
Receivable for Fund shares sold	238,768	267,730
Prepaid expenses and other assets	218,211	51,076
Total Assets	1,186,422,512	529,434,945
LIABILITIES:
Payable to Directors	19,712	8,665
Payable to Chief Compliance Officer	913	429
Payable for Fund shares repurchased	386,338	697,607
Payable for shareholder servicing fees	174,663	80,822
Payable for distribution fees	284,466	58,014
Accrued expenses and other liabilities	158,690	71,231
Total Liabilities	1,024,782	916,768
Net Assets	$ 1,185,397,730	$ 528,518,177
Net Assets Consist of:
Paid in capital	$25,407,241	$156,701,231
Accumulated earnings	1,159,990,489	371,816,946
Net Assets	$ 1,185,397,730	$ 528,518,177
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$548,658,582	$362,221,123
Shares outstanding	4,017,548	1,821,565
Net asset value per share (offering price and redemption price)	$136.57	$198.85
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$239,212,667	$26,629,949
Shares outstanding	1,862,166	140,131
Net asset value per share (redemption price)	$128.46	$190.04
Offering price per share ($128.46 divided by .9425 and $190.04 divided by .9425)	$136.30	$201.63
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$75,925,232	$11,950,686
Shares outstanding	678,072	67,727
Net asset value per share (offering price and redemption price)	$111.97	$176.45
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$321,601,249	$127,716,419
Shares outstanding	2,312,518	625,932
Net asset value per share (offering price and redemption price)	$139.07	$204.04

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

4

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2026 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$302,225,228	$17,493,166
Receivable from Adviser	74,737	4,526
Receivable for Master Portfolio interest sold	488,230	—
Receivable for Fund shares sold	46,720	8,987
Prepaid expenses and other assets	49,158	26,481
Total Assets	302,884,073	17,533,160
LIABILITIES:
Payable for Master Portfolio interest purchased	—	8,987
Payable to Directors	5,131	291
Payable to Chief Compliance Officer	241	19
Payable for Fund shares repurchased	534,951	—
Payable for shareholder servicing fees	52,226	3,580
Payable for distribution fees	36,874	845
Accrued expenses and other liabilities	48,138	11,752
Total Liabilities	677,561	25,474
Net Assets	$ 302,206,512	$ 17,507,686
Net Assets Consist of:
Paid in capital	$108,595,489	$22,933,158
Accumulated earnings	193,611,023	(5,425,472)
Net Assets	$ 302,206,512	$ 17,507,686
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$224,537,904	$17,507,686
Shares outstanding	2,604,637	1,761,217
Net asset value per share (offering price and redemption price)	$86.21	$9.94
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$25,133,907	N/A
Shares outstanding	297,838	N/A
Net asset value per share (redemption price)	$84.39	N/A
Offering price per share ($84.39 divided by .9425)	$89.54	N/A
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$11,251,189	N/A
Shares outstanding	141,709	N/A
Net asset value per share (offering price and redemption price)	$79.40	N/A
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$41,283,512	N/A
Shares outstanding	470,419	N/A
Net asset value per share (offering price and redemption price)	$87.76	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

5

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2026 (Unaudited)(Continued)

The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
ASSETS:
Investments, at value(1)	$34,706,803
Cash	1,089,712
Receivable for investments sold	218,383
Dividends and interest receivable	3,528
Prepaid expenses and other assets	35,818
Total Assets	36,054,244
LIABILITIES:
Payable to Adviser	13,939
Payable to Directors	598
Payable to Chief Compliance Officer	16
Payable to custodian	1,885
Payable for Fund shares repurchased	104,007
Payable for shareholder servicing fees	2,757
Payable for distribution fees	25,693
Accrued expenses and other liabilities	31,762
Total Liabilities	180,657
Net Assets	$35,873,587
(1) Cost of investments	5,038,070
Net Assets Consist of:
Paid in capital	$3,663,891
Accumulated earnings	32,209,696
Net Assets	$35,873,587
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$97,989
Shares outstanding	2,750
Net asset value per share (offering price and redemption price)	$35.63
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$9,538,309
Shares outstanding	285,199
Net asset value per share (redemption price)	$33.44
Offering price per share ($33.44 divided by .9425)	$35.48
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$201,588
Shares outstanding	6,875
Net asset value per share (offering price and redemption price)	$29.32
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$26,035,701
Shares outstanding	769,190
Net asset value per share (offering price and redemption price)	$33.85

The accompanying notes are an integral part of these financial statements.

6

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	The Internet Fund	The Global Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$556,755	$254,270
Interest	99,339	37,294
Income from securities lending	6,959	2,543
Expenses allocated from Master Portfolio	(1,824,455)	(388,279)
Net investment loss from Master Portfolio	(1,161,402)	(94,172)
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	4,063	5,328
Distribution fees - Advisor Class C (See Note 3)	9,160	16,855
Shareholder servicing fees - Advisor Class A (See Note 3)	4,063	5,328
Shareholder servicing fees - Advisor Class C (See Note 3)	3,053	5,618
Shareholder servicing fees - No Load Class (See Note 3)	337,593	58,801
Transfer agent fees and expenses	39,892	15,883
Reports to shareholders	5,574	933
Administration fees	29,427	7,151
Professional fees	19,990	10,819
Directors’ fees	9,386	1,816
Chief Compliance Officer fees	1,523	305
Registration fees	32,978	33,463
Fund accounting fees	4,741	610
Other expenses	67	—
Total expenses	501,510	162,910
Less, expense reimbursement	—	(142,516)
Net expenses	501,510	20,394
Net investment loss	(1,662,912)	(114,566)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,202,077	2,921,395
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(31,946,220)	(345,168)
Net gain (loss) on investments	(23,744,143)	2,576,227
Net increase (decrease) in net assets resulting from operations	$(25,407,055)	$2,461,661
† Net of foreign taxes withheld of:	$57,746	$8,656

The accompanying notes are an integral part of these financial statements.

7

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,233,843	$1,794,463
Interest	699,473	364,731
Income from securities lending	3,228	7,799
Expenses allocated from Master Portfolio	(7,953,860)	(3,468,162)
Net investment loss from Master Portfolio	(4,017,316)	(1,301,169)
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	303,332	31,763
Distribution fees - Advisor Class C (See Note 3)	288,519	43,535
Shareholder servicing fees - Advisor Class A (See Note 3)	303,332	31,763
Shareholder servicing fees - Advisor Class C (See Note 3)	96,173	14,512
Shareholder servicing fees - No Load Class (See Note 3)	699,749	447,780
Shareholder servicing fees - Institutional Class (See Note 3)	323,251	130,639
Transfer agent fees and expenses	82,661	46,206
Reports to shareholders	25,451	12,518
Administration fees	134,807	58,201
Professional fees	54,300	27,096
Directors’ fees	37,393	16,512
Chief Compliance Officer fees	6,103	2,738
Registration fees	59,910	52,128
Fund accounting fees	22,900	9,575
Other expenses	796	—
Total expenses	2,438,677	924,966
Less, expense waiver for Institutional Class shareholder servicing fees	(242,438)	(97,979)
Less, expense reimbursement	(12,897)	(38,250)
Net expenses	2,183,342	788,737
Net investment loss	(6,200,658)	(2,089,906)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	175,451,063	6,426,202
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	117,790,938	120,664,276
Net gain on investments	293,242,001	127,090,478
Net increase in net assets resulting from operations	$287,041,343	$125,000,572
† Net of foreign taxes withheld of:	$12,588	$17,479

The accompanying notes are an integral part of these financial statements.

8

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$886,059	$—
Interest	319,858	473,061
Income from securities lending	19,506	—
Realized loss on paydown	—	(919)
Expenses allocated from Master Portfolio	(2,031,202)	(36,497)
Net investment income (loss) from Master Portfolio	(805,779)	435,645
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	30,256	—
Distribution fees - Advisor Class C (See Note 3)	43,988	—
Shareholder servicing fees - Advisor Class A (See Note 3)	30,256	—
Shareholder servicing fees - Advisor Class C (See Note 3)	14,663	—
Shareholder servicing fees - No Load Class (See Note 3)	285,506	22,033
Shareholder servicing fees - Institutional Class (See Note 3)	42,461	—
Transfer agent fees and expenses	32,496	5,883
Reports to shareholders	7,537	116
Administration fees	34,560	2,447
Professional fees	18,736	9,612
Directors’ fees	9,632	612
Chief Compliance Officer fees	1,587	101
Registration fees	59,803	3,482
Fund accounting fees	5,261	326
Other expenses	—	—
Total expenses	616,742	44,612
Less, expense waiver for Institutional Class shareholder servicing fees	(31,846)	—
Less, expense reimbursement	(436,708)	(12,311)
Net expenses	148,188	32,301
Net investment income (loss) from Master Portfolio	(953,967)	403,344
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	5,390,846	922
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	40,579,102	7,602
Net gain on investments	45,969,948	8,524
Net increase in net assets resulting from operations	$45,015,981	$411,868
† Net of foreign taxes withheld of:	$33,500	$—

The accompanying notes are an integral part of these financial statements.

9

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
INVESTMENT INCOME:
Dividends†	$101,856
Interest	21,617
Total investment income	123,473
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	12,265
Distribution fees - Advisor Class C (See Note 3)	733
Shareholder servicing fees - Advisor Class A (See Note 3)	12,265
Shareholder servicing fees - Advisor Class C (See Note 3)	244
Shareholder servicing fees - No Load Class (See Note 3)	111
Shareholder servicing fees - Institutional Class (See Note 3)	24,831
Transfer agent fees and expenses	18,543
Reports to shareholders	943
Administration fees	12,311
Professional fees	35,782
Directors’ fees	1,149
Chief Compliance Officer fees	157
Registration fees	40,533
Fund accounting fees	2,503
Investment advisory fees	174,636
Custodian fees and expenses	5,614
Other expenses	4
Total expenses	342,624
Less, expense waiver for Institutional Class shareholder servicing fees	(18,623)
Less, expense reimbursement	(92,709)
Net expenses	231,292
Net investment loss	(107,819)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	2,400,107
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	8,742,618
Net gain on investments	11,142,725
Net increase in net assets resulting from operations	$11,034,906
† Net of foreign taxes withheld of:	$1,036

The accompanying notes are an integral part of these financial statements.

10

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,662,912)	$(3,126,552)	$(114,566)	$96,153
Net realized gain on sale of investments and foreign currency	8,202,077	10,222,884	2,921,395	1,122,142
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(31,946,220)	(35,050,697)	(345,168)	(177,309)
Net increase (decrease) in net assets resulting from operations	(25,407,055)	(27,954,365)	2,461,661	1,040,986
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(4,905,095)	—	(1,168,926)
Advisor Class A (See Note 5)	—	(65,206)	—	(96,382)
Advisor Class C (See Note 5)	—	(60,860)	—	(79,870)
Total distributions to shareholders	—	(5,031,161)	—	(1,345,178)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	8,612,652	45,348,885	4,379,927	43,356,409
Redemption fees	5,917	32,326	2,658	26,038
Proceeds from shares issued to holders in reinvestment of dividends	—	4,809,231	—	1,150,793
Cost of shares redeemed	(16,558,361)	(65,550,926)	(10,366,280)	(37,975,720)
Net increase (decrease) in net assets resulting from capital share transactions	(7,939,792)	(15,360,484)	(5,983,695)	6,557,520
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	203,587	893,914	117,737	1,843,428
Redemption fees	71	394	239	1,598
Proceeds from shares issued to holders in reinvestment of dividends	—	58,144	—	84,406
Cost of shares redeemed	(304,157)	(1,169,489)	(316,428)	(597,250)
Net increase (decrease) in net assets resulting from capital share transactions	(100,499)	(217,037)	(198,452)	1,332,182
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	354,675	271,233	30,000	22,387
Redemption fees	52	358	250	3,116
Proceeds from shares issued to holders in reinvestment of dividends	—	54,046	—	68,742
Cost of shares redeemed	(565,714)	(1,571,827)	(657,624)	(2,557,391)
Net decrease in net assets resulting from capital share transactions	(210,987)	(1,246,190)	(627,374)	(2,463,146)
Total increase (decrease) in net assets:	(33,658,333)	(49,809,237)	(4,347,860)	5,122,364

The accompanying notes are an integral part of these financial statements.

11

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
NET ASSETS:
Beginning of period	$281,542,008	$331,351,245	$54,738,099	$49,615,735
End of period	$247,883,675	$281,542,008	$50,390,239	$54,738,099
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	93,359	426,032	251,308	2,542,818
Shares issued in reinvestments of dividends and distributions	—	52,076	—	71,212
Shares redeemed	(182,296)	(622,417)	(605,504)	(2,236,932)
Net increase (decrease) in shares outstanding	(88,937)	(144,309)	(354,196)	377,098
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	2,383	9,389	6,989	109,506
Shares issued in reinvestments of dividends and distributions	—	702	—	5,269
Shares redeemed	(3,667)	(12,438)	(18,441)	(34,928)
Net increase (decrease) in shares outstanding	(1,284)	(2,347)	(11,452)	79,847
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	5,299	3,460	1,894	1,420
Shares issued in reinvestments of dividends and distributions	—	810	—	4,651
Shares redeemed	(8,250)	(20,488)	(40,494)	(165,263)
Net decrease in shares outstanding	(2,951)	(16,218)	(38,600)	(159,192)

The accompanying notes are an integral part of these financial statements.

12

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(6,200,658)	$(13,684,752)	$(2,089,906)	$(2,058,392)
Net realized gain (loss) on sale of investments and foreign currency	175,451,063	91,965,606	6,426,202	(263,606)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	117,790,938	(267,584,489)	120,664,276	(47,653,090)
Net increase (decrease) in net assets resulting from operations	287,041,343	(189,303,635)	125,000,572	(49,975,088)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(35,834,348)	—	(546,352)
Advisor Class A (See Note 5)	—	(16,217,074)	—	—
Advisor Class C (See Note 5)	—	(5,809,435)	—	—
Institutional Class (See Note 5)	—	(20,310,839)	—	(473,052)
Total distributions to shareholders	—	(78,171,696)	—	(1,019,404)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	26,375,703	212,356,621	29,423,458	137,634,708
Redemption fees	33,834	230,575	17,816	106,226
Proceeds from shares issued to holders in reinvestment of dividends	—	34,567,228	—	528,493
Cost of shares redeemed	(71,938,306)	(260,209,107)	(55,638,354)	(134,959,036)
Net increase (decrease) in net assets resulting from capital share transactions	(45,528,769)	(13,054,683)	(26,197,080)	3,310,391
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	3,147,677	14,751,079	2,129,221	3,298,299
Redemption fees	14,639	88,967	1,265	7,325
Proceeds from shares issued to holders in reinvestment of dividends	—	13,875,175	—	—
Cost of shares redeemed	(20,659,146)	(33,078,015)	(2,952,920)	(3,849,732)
Net decrease in net assets resulting from capital share transactions	(17,496,830)	(4,362,794)	(822,434)	(544,108)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	674,194	3,568,176	229,620	448,125
Redemption fees	4,657	29,674	577	3,395
Proceeds from shares issued to holders in reinvestment of dividends	—	5,140,994	—	—
Cost of shares redeemed	(5,588,663)	(18,724,817)	(703,705)	(2,269,573)
Net decrease in net assets resulting from capital share transactions	(4,909,812)	(9,985,973)	(473,508)	(1,818,053)

The accompanying notes are an integral part of these financial statements.

13

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	17,277,826	65,167,588	15,315,921	57,593,732
Redemption fees	19,365	114,276	6,436	30,864
Proceeds from shares issued to holders in reinvestment of dividends	—	19,752,771	—	462,568
Cost of shares redeemed	(41,375,715)	(73,990,269)	(30,410,318)	(27,363,781)
Net increase (decrease) in net assets resulting from capital share transactions	(24,078,524)	11,044,366	(15,087,961)	30,723,383
Total increase (decrease) in net assets:	195,027,408	(283,834,415)	82,419,589	(19,322,879)
NET ASSETS:
Beginning of period	990,370,322	1,274,204,737	446,098,588	465,421,467
End of period	$1,185,397,730	$990,370,322	$528,518,177	$446,098,588
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	183,224	1,439,102	152,057	764,195
Shares issued in reinvestments of dividends and distributions	—	321,675	—	3,374
Shares redeemed	(537,234)	(1,928,574)	(295,327)	(786,321)
Net decrease in shares outstanding	(354,010)	(167,797)	(143,270)	(18,752)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	24,860	110,012	11,017	19,234
Shares issued in reinvestments of dividends and distributions	—	137,080	—	—
Shares redeemed	(157,254)	(256,931)	(16,794)	(23,330)
Net decrease in shares outstanding	(132,394)	(9,839)	(5,777)	(4,096)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	5,164	28,007	1,289	2,891
Shares issued in reinvestments of dividends and distributions	—	58,130	—	—
Shares redeemed	(50,501)	(159,666)	(4,106)	(14,483)
Net decrease in shares outstanding	(45,337)	(73,529)	(2,817)	(11,592)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	128,042	458,403	77,472	320,445
Shares issued in reinvestments of dividends and distributions	—	180,655	—	2,881
Shares redeemed	(286,854)	(538,939)	(150,597)	(153,312)
Net increase (decrease) in shares outstanding	(158,812)	100,119	(73,125)	170,014

The accompanying notes are an integral part of these financial statements.

14

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(953,967)	$(366,807)	$403,344	$821,835
Net realized gain (loss) on sale of investments and foreign currency	5,390,846	3,530,320	922	(96)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	40,579,102	(22,531,030)	7,602	(44,382)
Net increase (decrease) in net assets resulting from operations	45,015,981	(19,367,517)	411,868	777,357
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,334,415)	(451,284)	(820,482)
Advisor Class A (See Note 5)	—	(124,004)	N/A	N/A
Advisor Class C (See Note 5)	—	(69,870)	N/A	N/A
Institutional Class (See Note 5)	—	(291,888)	N/A	N/A
Total distributions to shareholders	—	(1,820,177)	(451,284)	(820,482)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	21,083,958	190,143,043	2,650,883	6,798,655
Redemption fees	10,597	137,088	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	1,332,016	303,117	461,137
Cost of shares redeemed	(32,745,015)	(134,006,053)	(2,606,244)	(3,423,310)
Net increase (decrease) in net assets resulting from capital share transactions	(11,650,460)	57,606,094	347,756	3,836,482
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	2,587,858	6,266,620	N/A	N/A
Redemption fees	1,142	12,318	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	113,719	N/A	N/A
Cost of shares redeemed	(1,430,720)	(3,599,006)	N/A	N/A
Net increase in net assets resulting from capital share transactions	1,158,280	2,793,651	N/A	N/A
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	28,500	631,258	N/A	N/A
Redemption fees	532	8,273	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	50,728	N/A	N/A
Cost of shares redeemed	(1,540,602)	(4,629,809)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(1,511,570)	(3,939,550)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

15

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	8,522,844	48,545,639	N/A	N/A
Redemption fees	2,008	28,434	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	277,364	N/A	N/A
Cost of shares redeemed	(6,701,033)	(40,137,887)	N/A	N/A
Net increase in net assets resulting from capital share transactions	1,823,819	8,713,550	N/A	N/A
Total increase in net assets:	34,836,050	43,986,051	308,340	3,793,357
NET ASSETS:
Beginning of period	267,370,462	223,384,411	17,199,346	13,405,989
End of period	$302,206,512	$267,370,462	$17,507,686	$17,199,346
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	241,060	2,282,294	265,187	678,043
Shares issued in reinvestments of dividends and distributions	—	17,896	30,511	46,358
Shares redeemed	(385,187)	(1,660,730)	(260,241)	(341,759)
Net increase (decrease) in shares outstanding	(144,127)	639,460	35,457	382,642
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	30,095	77,549	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	1,559	N/A	N/A
Shares redeemed	(16,992)	(44,974)	N/A	N/A
Net increase in shares outstanding	13,103	34,134	N/A	N/A
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	376	8,092	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	738	N/A	N/A
Shares redeemed	(18,920)	(60,168)	N/A	N/A
Net increase (decrease) in shares outstanding	(18,544)	(51,338)	N/A	N/A
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	97,279	569,880	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	3,664	N/A	N/A
Shares redeemed	(76,858)	(488,160)	N/A	N/A
Net increase in shares outstanding	20,421	85,384	N/A	N/A

The accompanying notes are an integral part of these financial statements.

16

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(107,819)	$(219,889)
Net realized gain on sale of investments and foreign currency	2,400,107	3,153,252
Net change in unrealized appreciation (depreciation) of investments and foreign currency	8,742,618	(9,619,838)
Net increase (decrease) in net assets resulting from operations	11,034,906	(6,686,475)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(6,605)
Advisor Class A (See Note 5)	—	(758,992)
Advisor Class C (See Note 5)	—	(24,609)
Institutional Class (See Note 5)	—	(1,951,915)
Total distributions to shareholders	—	(2,742,121)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	3,600	48,650
Redemption fees	22	462
Proceeds from shares issued to holders in reinvestment of dividends	—	6,391
Cost of shares redeemed	(1,813)	(156,649)
Net increase (decrease) in net assets resulting from capital share transactions	1,809	(101,146)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	1,891,620	1,483,713
Redemption fees	2,445	20,760
Proceeds from shares issued to holders in reinvestment of dividends	—	748,617
Cost of shares redeemed	(2,340,208)	(3,060,653)
Net decrease in net assets resulting from capital share transactions	(446,143)	(807,563)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	—	—
Redemption fees	47	511
Proceeds from shares issued to holders in reinvestment of dividends	—	24,610
Cost of shares redeemed	(43,434)	(31,719)
Net decrease in net assets resulting from capital share transactions	(43,387)	(6,598)
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	574,857	4,620,983
Redemption fees	6,077	48,089
Proceeds from shares issued to holders in reinvestment of dividends	—	1,942,264
Cost of shares redeemed	(1,395,199)	(6,759,139)
Net decrease in net assets resulting from capital share transactions	(814,265)	(147,803)
Total increase (decrease) in net assets:	9,732,920	(10,491,706)

The accompanying notes are an integral part of these financial statements.

17

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
NET ASSETS:
Beginning of period	$26,140,667	$36,632,373
End of period	$ 35,873,587	$26,140,667
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	111	1,361
Shares issued in reinvestments of dividends and distributions	—	254
Shares redeemed	(72)	(5,457)
Net increase (decrease) in shares outstanding	39	(3,842)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	51,046	41,195
Shares issued in reinvestments of dividends and distributions	—	31,708
Shares redeemed	(76,008)	(95,556)
Net decrease in shares outstanding	(24,962)	(22,653)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	—	—
Shares issued in reinvestments of dividends and distributions	—	1,185
Shares redeemed	(1,909)	(1,553)
Net decrease in shares outstanding	(1,909)	(368)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	16,167	126,197
Shares issued in reinvestments of dividends and distributions	—	81,403
Shares redeemed	(44,463)	(197,519)
Net increase (decrease) in shares outstanding	(28,296)	10,081

The accompanying notes are an integral part of these financial statements.

18

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE INTERNET FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$91.60	$102.51	$58.64	$45.53	$60.64	$53.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.55)	(0.98)	(0.09)	0.40	(0.30)	(0.83)
Net realized and unrealized gain (loss) on investments	(7.90)	(8.29)	44.90	13.14	(14.44)	8.93
Total from investment operations	(8.45)	(9.27)	44.81	13.54	(14.74)	8.10
Redemption fees	0.00(3)	0.01	0.02	0.01	0.01	0.05
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.21)	—	—	—
From net realized gains	—	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	—	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net asset value, end of year	$83.15	$91.60	$102.51	$58.64	$45.53	$60.64
Total return	(9.23)%(6)	(9.04)%	76.44%	29.76%	(24.28)%	15.35%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$242,913	$275,752	$323,380	$185,790	$144,397	$226,228
Ratio of operating expenses to average net assets:(4)	1.68%(7)	1.67%	1.71%	1.75%	1.77%	1.71%
Ratio of net investment income (loss) to average net assets:	(1.20)%(7)	(0.91)%	(0.11)%	0.83%	(0.60)%	(1.29)%
Portfolio turnover rate(5)	33%	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

19

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE INTERNET FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$82.18	$92.38	$53.03	$41.31	$55.20	$48.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.59)	(1.12)	(0.26)	0.26	(0.39)	(0.91)
Net realized and unrealized gain (loss) on investments	(7.11)	(7.44)	40.55	11.89	(13.13)	8.17
Total from investment operations	(7.70)	(8.56)	40.29	12.15	(13.52)	7.26
Redemption fees	0.00(6)	0.01	0.02	0.01	0.01	0.04
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.21)	—	—	—
From net realized gains	—	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	—	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net asset value, end of year	$74.48	$82.18	$92.38	$53.03	$41.31	$55.20
Total return	(9.37)%(7)	(9.27)%	76.00%	29.43%	(24.47)%	15.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$2,896	$3,301	$3,927	$2,337	$2,302	$5,620
Ratio of operating expenses to average net assets:(4)	1.93%(8)	1.92%	1.96%	2.00%	2.02%	1.96%
Ratio of net investment income (loss) to average net assets:	(1.45)%(8)	(1.16)%	(0.36)%	0.58%	(0.85)%	(1.54)%
Portfolio turnover rate(5)	33%	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

20

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE INTERNET FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$66.19	$75.13	$43.45	$34.07	$45.86	$40.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.64)	(1.30)	(0.52)	0.03	(0.51)	(1.00)
Net realized and unrealized gain (loss) on investments	(5.70)	(6.00)	33.14	9.79	(10.90)	6.85
Total from investment operations	(6.34)	(7.30)	32.62	9.82	(11.41)	5.85
Redemption fees	0.00(5)	0.01	0.02	0.00(5)	0.00(5)	0.04
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.21)	—	—	—
From net realized gains	—	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	—	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net asset value, end of year	$59.85	$66.19	$75.13	$43.45	$34.07	$45.86
Total return	(9.58)%(6)	(9.72)%	75.11%	28.82%	(24.87)%	14.52%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$2,074	$2,489	$4,044	$1,896	$1,247	$1,893
Ratio of operating expenses to average net assets:(3)	2.43%(7)	2.42%	2.46%	2.50%	2.52%	2.46%
Ratio of net investment income (loss) to average net assets:	(1.95)%(7)	(1.66)%	(0.86)%	0.08%	(1.35)%	(2.04)%
Portfolio turnover rate(4)	33%	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

21

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$16.06	$16.01	$9.39	$8.60	$9.33	$8.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.03)	0.04	0.10	0.15	0.02	(0.09)
Net realized and unrealized gain (loss) on investments	0.73	0.41	6.67	0.87	(0.62)	1.43
Total from investment operations	0.70	0.45	6.77	1.02	(0.60)	1.34
Redemption fees	0.00(3)	0.01	0.01	0.00(3)	0.00(3)	0.01
LESS DISTRIBUTIONS:
From net investment income	—	(0.27)	(0.16)	(0.23)	—	(0.29)
From net realized gains	—	(0.14)	—	—	(0.13)	(0.03)
Total distributions	—	(0.41)	(0.16)	(0.23)	(0.13)	(0.32)
Net asset value, end of year	$16.76	$16.06	$16.01	$9.39	$8.60	$9.33
Total return	4.36%(6)	2.89%	72.16%	11.89%	(6.46)%	16.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$42,264	$46,183	$40,018	$11,857	$21,052	$19,128
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.90%(7)	1.83%	2.04%	2.13%	2.07%	2.08%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	(0.34)%(7)	0.24%	0.78%	1.81%	0.25%	(0.90)%
Portfolio turnover rate(5)	10%	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

22

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$15.92	$15.90	$9.33	$8.55	$9.31	$8.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.05)	0.00	0.07	0.13	0.00	(0.11)
Net realized and unrealized gain (loss) on investments	0.73	0.40	6.61	0.88	(0.63)	1.44
Total from investment operations	0.68	0.40	6.68	1.01	(0.63)	1.33
Redemption fees	0.00(3)	0.01	0.01	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.25)	(0.12)	(0.23)	—	(0.22)
From net realized gains	—	(0.14)	—	—	(0.13)	(0.03)
Total distributions	—	(0.39)	(0.12)	(0.23)	(0.13)	(0.25)
Net asset value, end of year	$16.60	$15.92	$15.90	$9.33	$8.55	$9.31
Total return	4.27%(7)	2.55%	71.69%	11.82%	(6.79)%	16.16%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$4,010	$4,029	$2,753	$1,335	$840	$595
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.15%(8)	2.08%	2.29%	2.38%	2.32%	2.33%
After expense reimbursement(5)	1.64%(8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.59)%(8)	(0.01)%	0.53%	1.56%	0%	(1.15)%
Portfolio turnover rate(6)	10%	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

23

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$14.69	$14.65	$8.60	$7.89	$8.64	$7.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.08)	(0.08)	—	0.08	(0.04)	(0.15)
Net realized and unrealized gain (loss) on investments	0.66	0.37	6.09	0.80	(0.58)	1.33
Total from investment operations	0.58	0.29	6.09	0.88	(0.62)	1.18
Redemption fees	0.00(3)	0.01	0.01	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.12)	(0.05)	(0.17)	—	(0.18)
From net realized gains	—	(0.14)	—	—	(0.13)	(0.03)
Total distributions	—	(0.26)	(0.05)	(0.17)	(0.13)	(0.21)
Net asset value, end of year	$15.27	$14.69	$14.65	$8.60	$7.89	$8.64
Total return	3.95%(6)	2.06%	70.97%	11.18%	(7.21)%	15.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$4,116	$4,526	$6,844	$4,732	$6,574	$7,439
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.65%(7)	2.58%	2.79%	2.88%	2.82%	2.83%
After expense reimbursement(4)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	(1.09)%(7)	(0.51)%	0.03%	1.06%	(0.50)%	(1.65)%
Portfolio turnover rate(5)	10%	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

24

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$105.80	$133.88	$73.13	$92.91	$73.37	$53.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.68)	(1.38)	0.01	(0.39)	(0.13)	(0.67)
Net realized and unrealized gain (loss) on investments	31.44	(18.06)	64.65	(15.26)	21.52	21.26
Total from investment operations	30.76	(19.44)	64.66	(15.65)	21.39	20.59
Redemption fees	0.01	0.05	0.04	0.00(3)	0.01	0.01
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.09)	—	(0.01)	—
From net realized gains	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	—	(8.69)	(3.95)	(4.13)	(1.86)	(1.22)
Net asset value, end of year	$136.57	$105.80	$133.88	$73.13	$92.91	$73.37
Total return	29.08%(6)	(14.59)%	88.47%	(16.89)%	29.17%	38.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$548,659	$462,532	$607,750	$338,263	$517,268	$368,383
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%(7)	1.64%	1.66%	1.68%	1.67%	1.68%
After expense reimbursement(4)	1.67%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(1.01)%(7)	(1.01)%	0.01%	(0.51)%	(0.16)%	(0.88)%
Portfolio turnover rate(5)	2%	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

25

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$99.66	$127.01	$69.61	$88.90	$70.44	$51.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.80)	(1.63)	(0.24)	(0.56)	(0.31)	(0.83)
Net realized and unrealized gain (loss) on investments	29.59	(17.08)	61.46	(14.60)	20.62	20.49
Total from investment operations	28.79	(18.71)	61.22	(15.16)	20.31	19.66
Redemption fees	0.01	0.05	0.04	0.00(3)	0.00(3)	0.01
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Net asset value, end of year	$128.46	$99.66	$127.01	$69.61	$88.90	$70.44
Total return	28.90%(7)	(14.80)%	88.00%	(17.10)%	28.86%	37.81%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$239,213	$198,784	$254,589	$143,676	$188,033	$155,850
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.92%(8)	1.89%	1.91%	1.93%	1.92%	1.93%
After expense reimbursement(5)	1.92%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(1.26)%(8)	(1.26)%	(0.24)%	(0.76)%	(0.41)%	(1.13)%
Portfolio turnover rate(6)	2%	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

26

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$87.08	$112.80	$62.36	$80.56	$64.28	$47.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.97)	(2.03)	(0.64)	(0.83)	(0.63)	(1.08)
Net realized and unrealized gain (loss) on investments	25.85	(15.04)	54.91	(13.24)	18.76	18.80
Total from investment operations	24.88	(17.07)	54.27	(14.07)	18.13	17.72
Redemption fees	0.01	0.04	0.03	0.00(3)	0.00(3)	0.01
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Net asset value, end of year	$111.97	$87.08	$112.80	$62.36	$80.56	$64.28
Total return	28.58%(6)	(15.22)%	87.06%	(17.52)%	28.22%	37.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$75,925	$62,997	$89,897	$57,370	$84,135	$71,947
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.42%(7)	2.39%	2.41%	2.43%	2.42%	2.43%
After expense reimbursement(4)	2.42%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.76)%(7)	(1.76)%	(0.74)%	(1.26)%	(0.91)%	(1.63)%
Portfolio turnover rate(5)	2%	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

27

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$107.66	$135.78	$74.10	$93.89	$74.09	$54.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.55)	(1.12)	0.22	(0.24)	0.03	(0.52)
Net realized and unrealized gain (loss) on investments	31.95	(18.36)	65.57	(15.42)	21.77	21.47
Total from investment operations	31.40	(19.48)	65.79	(15.66)	21.80	20.95
Redemption fees	0.01	0.05	0.04	0.00(3)	0.00(3)	0.01
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.29)	—	(0.15)	(0.16)
From net realized gains	—	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	—	(8.69)	(4.15)	(4.13)	(2.00)	(1.38)
Net asset value, end of year	$139.07	$107.66	$135.78	$74.10	$93.89	$74.09
Total return	29.18%(6)	(14.41)%	88.83%	(16.73)%	29.43%	38.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$321,601	$266,058	$321,969	$222,295	$288,387	$229,996
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.62%(7)	1.59%	1.61%	1.63%	1.62%	1.63%
After expense reimbursement(4)	1.47%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.15%(7)	(0.81)%	0.21%	(0.31)%	0.04%	(0.68)%
Portfolio turnover rate(5)	2%	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

28

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$154.69	$169.66	$104.27	$130.35	$98.78	$66.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.78)	(0.72)	0.90	0.25	0.07	(0.91)
Net realized and unrealized gain (loss) on investments	44.93	(14.02)	70.50	(19.35)	31.47	34.48
Total from investment operations	44.15	(14.74)	71.40	(19.10)	31.54	33.57
Redemption fees	0.01	0.05	0.06	0.02	0.03	0.05
LESS DISTRIBUTIONS:
From net investment income	—	(0.28)	(2.94)	(1.30)	—	(1.65)
From net realized gains	—	—	(3.13)	(5.70)	—	—
Total distributions	—	(0.28)	(6.07)	(7.00)	—	(1.65)
Net asset value, end of year	$198.85	$154.69	$169.66	$104.27	$130.35	$98.78
Total return	28.55%(6)	(8.66)%	68.52%	(14.69)%	31.96%	50.33%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$362,221	$303,935	$336,526	$204,889	$327,093	$195,631
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.65%(7)	1.65%	1.69%	1.72%	1.69%	1.70%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.82)%(7)	(0.42)%	0.65%	0.22%	0.07%	(0.93)%
Portfolio turnover rate(5)	1%	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

29

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$148.01	$162.45	$100.03	$125.37	$95.24	$64.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.97)	(1.11)	0.53	(0.03)	(0.20)	(1.12)
Net realized and unrealized gain (loss) on investments	42.99	(13.38)	67.55	(18.61)	30.30	33.24
Total from investment operations	42.02	(14.49)	68.08	(18.64)	30.10	32.12
Redemption fees	0.01	0.05	0.05	0.02	0.03	0.05
LESS DISTRIBUTIONS:
From net investment income	—	—	(2.58)	(1.02)	—	(1.34)
From net realized gains	—	—	(3.13)	(5.70)	—	—
Total distributions	—	—	(5.71)	(6.72)	—	(1.34)
Net asset value, end of year	$190.04	$148.01	$162.45	$100.03	$125.37	$95.24
Total return	28.40%(7)	(8.89)%	68.10%	(14.91)%	31.64%	49.94%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$26,630	$21,596	$24,368	$15,685	$23,920	$14,755
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.90%(8)	1.90%	1.94%	1.97%	1.94%	1.95%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(1.07)%(8)	(0.67)%	0.40%	(0.03)%	(0.18)%	(1.18)%
Portfolio turnover rate(6)	1%	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

30

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$137.77	$151.97	$93.93	$118.14	$90.20	$60.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(1.32)	(1.81)	(0.12)	(0.53)	(0.69)	(1.49)
Net realized and unrealized gain (loss) on investments	39.99	(12.44)	63.25	(17.53)	28.60	31.38
Total from investment operations	38.67	(14.25)	63.13	(18.06)	27.91	29.89
Redemption fees	0.01	0.05	0.05	0.02	0.03	0.05
LESS DISTRIBUTIONS:
From net investment income	—	—	(2.01)	(0.47)	—	(0.59)
From net realized gains	—	—	(3.13)	(5.70)	—	—
Total distributions	—	—	(5.14)	(6.17)	—	(0.59)
Net asset value, end of year	$176.45	$137.77	$151.97	$93.93	$118.14	$90.20
Total return	28.08%(6)	(9.34)%	67.25%	(15.32)%	30.98%	49.20%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$11,951	$9,719	$12,482	$8,396	$12,234	$9,219
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.40%(7)	2.40%	2.44%	2.46%	2.44%	2.45%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(1.57)%(7)	(1.17)%	(0.10)%	(0.53)%	(0.68)%	(1.68)%
Portfolio turnover rate(5)	1%	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

31

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$158.57	$173.98	$106.78	$133.32	$100.83	$68.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.60)	(0.38)	1.21	0.48	0.31	(0.73)
Net realized and unrealized gain (loss) on investments	46.06	(14.40)	72.26	(19.78)	32.14	35.22
Total from investment operations	45.46	(14.78)	73.47	(19.30)	32.45	34.49
Redemption fees	0.01	0.05	0.06	0.02	0.04	0.06
LESS DISTRIBUTIONS:
From net investment income	—	(0.68)	(3.20)	(1.56)	—	(1.97)
From net realized gains	—	—	(3.13)	(5.70)	—	—
Total distributions	—	(0.68)	(6.33)	(7.26)	—	(1.97)
Net asset value, end of year	$204.04	$158.57	$173.98	$106.78	$133.32	$100.83
Total return	28.68%(6)	(8.47)%	68.85%	(14.52)%	32.22%	50.62%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$127,716	$110,848	$92,045	$55,494	$95,963	$49,484
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.60%(7)	1.60%	1.64%	1.67%	1.64%	1.65%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.15%(7)	(0.22)%	0.85%	0.42%	0.27%	(0.73)%
Portfolio turnover rate(5)	1%	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

32

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$73.58	$76.42	$41.85	$45.55	$40.16	$31.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.26)	(0.08)	0.31	0.36	0.07	(0.33)
Net realized and unrealized gain (loss) on investments	12.89	(2.33)	34.85	(3.70)	5.94	9.25
Total from investment operations	12.63	(2.41)	35.16	(3.34)	6.01	8.92
Redemption fees	0.00(3)	0.05	0.03	0.00(3)	0.00(3)	0.02
LESS DISTRIBUTIONS:
From net investment income	—	(0.12)	(0.53)	(0.36)	(0.02)	(0.59)
From net realized gains	—	(0.36)	(0.09)	—	(0.60)	(0.04)
Total distributions	—	(0.48)	(0.62)	(0.36)	(0.62)	(0.63)
Net asset value, end of year	$86.21	$73.58	$76.42	$41.85	$45.55	$40.16
Total return	17.16%(6)	(3.09)%	84.08%	(7.33)%	14.98%	28.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$224,538	$202,260	$161,183	$92,117	$96,190	$86,943
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.68%(7)	1.68%	1.72%	1.76%	1.76%	1.75%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:	(0.61)%(7)	(0.10)%	0.53%	0.90%	0.18%	(0.79)%
Portfolio turnover rate(5)	7%	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

33

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$72.12	$75.04	$41.14	$44.81	$39.54	$31.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.36)	(0.28)	0.16	0.26	(0.03)	(0.43)
Net realized and unrealized gain (loss) on investments	12.63	(2.25)	34.20	(3.65)	5.83	9.10
Total from investment operations	12.27	(2.53)	34.36	(3.39)	5.80	8.67
Redemption fees	0.00(3)	0.05	0.03	0.00(3)	0.00(3)	0.02
LESS DISTRIBUTIONS:
From net investment income	—	(0.08)	(0.40)	(0.28)	—	(0.47)
From net realized gains	—	(0.36)	(0.09)	—	(0.53)	(0.04)
Total distributions	—	(0.44)	(0.49)	(0.28)	(0.53)	(0.51)
Net asset value, end of year	$84.39	$72.12	$75.04	$ 41.14	$44.81	$39.54
Total return	17.01%(7)	(3.31)%	83.60%	(7.56)%	14.69%	27.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$25,134	$20,535	$18,806	$9,238	$9,794	$8,786
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.93%(8)	1.93%	1.97%	2.01%	2.01%	2.00%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:	(0.86)%(8)	(0.35)%	0.28%	0.65%	(0.07)%	(1.04)%
Portfolio turnover rate(6)	7%	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

34

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$68.02	$71.16	$39.06	$42.51	$37.72	$29.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.54)	(0.64)	(0.12)	0.06	(0.22)	(0.60)
Net realized and unrealized gain (loss) on investments	11.92	(2.11)	32.38	(3.46)	5.54	8.65
Total from investment operations	11.38	(2.75)	32.26	(3.40)	5.32	8.05
Redemption fees	0.00(5)	0.05	0.02	0.00(5)	0.00(5)	0.02
LESS DISTRIBUTIONS:
From net investment income	—	(0.08)	(0.09)	(0.05)	—	(0.10)
From net realized gains	—	(0.36)	(0.09)	—	(0.53)	(0.04)
Total distributions	—	(0.44)	(0.18)	(0.05)	(0.53)	(0.14)
Net asset value, end of year	$79.40	$68.02	$71.16	$39.06	$42.51	$37.72
Total return	16.73%(6)	(3.80)%	82.65%	(8.01)%	14.12%	27.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$11,251	$10,901	$15,057	$9,871	$12,610	$11,087
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.43%(7)	2.43%	2.47%	2.51%	2.51%	2.50%
After expense reimbursement(3)	2.15%(7)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:	(1.36)%(7)	(0.85)%	(0.22)%	0.15%	(0.57)%	(1.54)%
Portfolio turnover rate(4)	7%	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

35

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$74.83	$77.72	$42.54	$46.29	$40.79	$32.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.18)	0.09	0.43	0.45	0.16	(0.25)
Net realized and unrealized gain (loss) on investments	13.11	(2.38)	35.45	(3.76)	6.04	9.39
Total from investment operations	12.93	(2.29)	35.88	(3.31)	6.20	9.14
Redemption fees	0.00(3)	0.05	0.02	0.00(3)	0.00(3)	0.02
LESS DISTRIBUTIONS:
From net investment income	—	(0.29)	(0.63)	(0.44)	(0.03)	(0.67)
From net realized gains	—	(0.36)	(0.09)	—	(0.67)	(0.04)
Total distributions	—	(0.65)	(0.72)	(0.44)	(0.70)	(0.71)
Net asset value, end of year	$87.76	$74.83	$77.72	$42.54	$46.29	$40.79
Total return	17.28%(6)	(2.89)%	84.40%	(7.14)%	15.21%	28.31%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$41,284	$33,675	$28,338	$19,964	$21,577	$22,655
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.63%(7)	1.63%	1.67%	1.71%	1.71%	1.70%
After expense reimbursement(4)	1.20%(7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.15%(7)	0.10%	0.73%	1.10%	0.38%	(0.59)%
Portfolio turnover rate(5)	7%	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

36

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE MULTI-DISCIPLINARY INCOME FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$9.97	$9.98	$9.92	$9.94	$10.40	$10.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.23	0.53	0.65	0.49	0.21	0.18
Net realized and unrealized gain (loss) on investments	—	(0.02)	0.03	0.01	(0.45)	(0.07)
Total from investment operations	0.23	0.51	0.68	0.50	(0.24)	0.11
Redemption fees	0.00	0.00	0.00	0.00(3)	0.00(3)	0.01
LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.52)	(0.62)	(0.52)	(0.22)	(0.17)
From net realized gains	—	—	—	—	—	—
Total distributions	(0.26)	(0.52)	(0.62)	(0.52)	(0.22)	(0.17)
Net asset value, end of year	$9.94	$9.97	$9.98	$9.92	$9.94	$10.40
Total return	2.41%(6)	5.23%	7.05%	5.15%	(2.30)%	1.18%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$17,508	$17,199	$13,406	$12,121	$16,325	$3,202
Ratio of operating expenses to average net assets:
Before expense reimbursement	0.92%(7)	0.98%	1.17%	1.64%	2.30%	2.10%
After expense reimbursement(4)	0.78%(7)	0.74%	0.76%	1.03%(8)	1.49%	1.49%
Ratio of net investment income to average net assets:	4.59%(7)	5.33%	6.47%	4.94%	2.06%	1.72%
Portfolio turnover rate(5)	17%	74%	37%	37%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
(8)	Effective as of April 30, 2023, the Adviser agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.
The accompanying notes are an integral part of these financial statements.

37

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
NO LOAD CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$24.68	$33.92	$19.46	$26.33	$19.20	$13.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.12)	(0.27)	0.32	0.03	0.08	(0.11)
Net realized and unrealized gain (loss) on investments	11.06	(6.36)	15.73	(5.17)	7.49	5.88
Total from investment operations	10.94	(6.63)	16.05	(5.14)	7.57	5.77
Redemption fees	0.01	0.08	0.01	0.01	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.04)	(0.40)	(0.03)	—	(0.02)
From net realized gains	—	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	—	(2.69)	(1.60)	(1.74)	(0.44)	(0.02)
Net asset value, end of year	$35.63	$24.68	$33.92	$19.46	$26.33	$19.20
Total return	44.37%(4)	(19.45)%	82.47%	(19.59)%	39.43%	42.90%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$98	$67	$222	$29	$149	$125
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98%(5)	1.68%	1.77%	1.83%	1.79%	1.84%
After expense reimbursement(6)	1.45%(5)	1.47%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	(0.74)%(5)	(0.77)%	1.06%	0.15%	0.36%	(0.57)%
Portfolio turnover rate	1%	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

38

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS A

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$23.20	$32.10	$18.42	$25.05	$18.28	$12.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.12)	(0.27)	0.26	0.02	0.06	(0.12)
Net realized and unrealized gain (loss) on investments	10.35	(6.01)	14.91	(4.91)	7.15	5.60
Total from investment operations	10.23	(6.28)	15.17	(4.89)	7.21	5.48
Redemption fees	0.01	0.07	0.01	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.04)	(0.30)	(0.03)	—	(0.02)
From net realized gains	—	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	—	(2.69)	(1.50)	(1.74)	(0.44)	(0.02)
Net asset value, end of year	$33.44	$23.20	$32.10	$18.42	$25.05	$18.28
Total return	44.14%(5)	(19.50)%	82.36%	(19.63)%	39.45%	42.75%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$9,538	$7,197	$10,684	$5,758	$10,649	$5,869
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.17%(6)	1.99%	2.02%	2.08%	2.04%	2.09%
After expense reimbursement(7)	1.49%(6)	1.54%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	(0.78)%(6)	(0.84)%	1.00%	0.09%	0.30%	(0.62)%
Portfolio turnover rate	1%	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

39

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
ADVISOR CLASS C

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$20.41	$28.86	$16.64	$23.01	$16.95	$11.98
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.21)	(0.44)	0.06	(0.13)	(0.08)	(0.23)
Net realized and unrealized gain (loss) on investments	9.11	(5.38)	13.42	(4.50)	6.58	5.23
Total from investment operations	8.90	(5.82)	13.48	(4.63)	6.50	5.00
Redemption fees	0.01	0.06	0.01	0.00(6)	0.00(6)	0.00(6)
LESS DISTRIBUTIONS:
From net investment income	—	(0.04)	(0.07)	(0.03)	—	(0.03)
From net realized gains	—	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	—	(2.69)	(1.27)	(1.74)	(0.44)	(0.03)
Net asset value, end of year	$29.32	$20.41	$28.86	$16.64	$23.01	$16.95
Total return	43.58%(3)	(20.12)%	81.04%	(20.24)%	38.36%	41.73%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$202	$179	$264	$301	$842	$940
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.67%(4)	2.45%	2.52%	2.58%	2.54%	2.59%
After expense reimbursement(5)	2.26%(4)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:	(1.55)%(4)	(1.55)%	0.26%	(0.66)%	(0.43)%	(1.37)%
Portfolio turnover rate	1%	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

40

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$23.45	$32.34	$18.56	$25.25	$18.40	$12.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.09)	(0.17)	0.32	0.07	0.12	(0.07)
Net realized and unrealized gain (loss) on investments	10.48	(6.09)	15.06	(4.95)	7.21	5.62
Total from investment operations	10.39	(6.26)	15.38	(4.88)	7.33	5.55
Redemption Fees	0.01	0.06	0.01	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	—	(0.04)	(0.41)	(0.10)	(0.04)	(0.02)
From net realized gains	—	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	—	(2.69)	(1.61)	(1.81)	(0.48)	(0.02)
Net Asset Value, End of Year	$33.85	$23.45	$32.34	$18.56	$25.25	$18.40
Total return	44.37%(4)	(19.32)%	82.86%	(19.43)%	39.82%	43.12%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$26,036	$18,700	$25,461	$16,389	$23,458	$17,377
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.87%(5)	1.63%	1.72%	1.78%	1.74%	1.79%
After expense reimbursement(6)	1.25%(5)	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	0.15%(5)	(0.53)%	0.15%	0.35%	0.56%	(0.37)%
Portfolio turnover rate	1%	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

41

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-Off Fund). The Spin-Off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-Off Fund was known as Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-Off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, The Internet Portfolio (“Internet Portfolio”), The Global Portfolio (“Global Portfolio”), The Paradigm Portfolio (“Paradigm Portfolio”), The Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), The Market Opportunities Portfolio (“Market Opportunities Portfolio”) and The Multi-Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-Off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-Off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-Off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2026, is as follows:

Interest in Master Portfolio
The Internet Fund	99.970%
The Global Fund	99.946%
The Paradigm Fund	99.971%
The Small Cap Opportunities Fund	99.953%
The Market Opportunities Fund	99.968%
The Multi-Disciplinary Income Fund	98.706%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2026, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2026, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

42

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of June 30, 2026, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2026, the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-Off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-Off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report, and should be read in conjunction with the Feeder Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
Security Valuation – Equity securities held in the Master Portfolios and Spin-Off Fund that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made, or, in the absence of a sale, at the last bid price. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. If such security represents a foreign security, then the value is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Foreign securities and assets for which market quotations are not readily available are valued at “fair value.”
Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Options and futures contracts listed for trading on a securities exchange or board of trade will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third-party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities that are not priced by one of the authorized third-party pricing agents are valued (a) at the last sale price if such sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or at the sole bid if there is only one. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

43

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios’ and Spin-Off Fund’s Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (v) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vi) the liquidity or illiquidity of the market for the security; and (vii) the value of a foreign security traded on other foreign markets. At June 30, 2026, 1.07% of the net assets of The Spin-Off Fund consisted of fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at June 30, 2026.
Bitcoin – The Master Portfolios and Spin-Off Fund invests in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2026, 0.39% of the net assets of The Spin-Off Fund were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Transactions in bitcoin are processed through an open-source, cryptographic protocol that operates without reliance on a central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third-party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

44

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”), (the “Cayman” or “Subsidiaries”). The Spin-Off Fund (the “Fund”) holds a CFC. The Fund can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly-owns and controls its Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, the Cayman Subsidiary’s net income and capital gain will be included each year in the Fund’s investment company taxable income. As of June 30, 2026, the Cayman Subsidiary’s net assets and percent of the Fund’s net assets were:

The Spin-Off Fund	421,751	1.18%

Repurchase Agreements – Each Master Portfolio and the Spin-Off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-Off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-Off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-Off Fund may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios and Spin-Off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-Off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-Off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-Off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios and Spin-Off Fund may invest and from time to time have invested in restricted securities. These securities are valued by the Adviser, as the Valuation Designee pursuant to Rule 2a-5 under the 1040 Act, after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-Off Fund generally have no right to require registration of unregistered securities. Rule 144A securities are classified pursuant to the liquidity risk management program adopted under Rule 22e-4 of the 1940 Act, for which the Adviser serves as program administrator subject to the oversight of the Board of Trustees. At June 30, 2026, market value and percentage of 144A securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
An illiquid investment is any investment that cannot reasonably be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2026, the market value and percentage of illiquid securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.

45

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
When-Issued Securities – The Master Portfolios and Spin-Off Fund may purchase securities on a when- issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-Off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio and Spin-Off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 331⁄3% of the total assets of each Master Portfolio and Spin-Off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-Off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-Off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-Off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”) to avoid earning non-qualified income by indirectly making commodities-related investments which would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries does not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes, and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of

46

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2026, open tax years include the tax years ended December 31, 2022 through December 31, 2025. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Segment Reporting – The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statements disclosures only and did not affect the Fund’s financial position or result of operations.
The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. INVESTMENT ADVISER
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation (OTC: HKHC). Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2027. The Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses through at least April 30, 2027. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2027; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the Funds (set forth below):

	The Internet Fund	The Global Fund
No Load Class	1.75%	1.39%
Class A	2.00%	1.64%
Class C	2.50%	2.14%

47

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
No Load Class	1.40%	0.74%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

The Spin-Off Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended June 30, 2026, the rate earned by the Adviser from the Master Portfolios and Spin-Off Fund and the amount of waived fees/reimbursed expenses for the Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$142,516

	The Paradigm Fund	The Small Cap Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$12,897	$38,250
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$242,438	$97,979

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
Annual Advisory Rate	1.25%	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$436,708	$12,311
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$31,846	N/A

The Spin-Off Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$92,709
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 18,623

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing

48

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2027. For the period ended June 30, 2026, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds.
The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

Shareholder Servicing Expenses for the period ended June 30, 2026
The Internet Fund	$344,709
The Global Fund	69,747
The Paradigm Fund	1,422,505
The Small Cap Opportunities Fund	624,694
The Market Opportunities Fund	372,886
The Multi-Disciplinary Income Fund	22,033
The Spin-Off Fund	37,451

For the period ended June 30, 2026, the Funds were allocated approximately $12,500 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2026, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities and Spin-Off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended June 30, 2026
	Advisor Class A	Advisor Class C
The Internet Fund	$4,063	$9,160
The Global Fund	5,328	16,855
The Paradigm Fund	303,332	288,519
The Small Cap Opportunities Fund	31,763	43,535
The Market Opportunities Fund	30,256	43,988
The Spin-Off Fund	12,265	733

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for the period ended June 30, 2026
The Internet Fund	$249
The Global Fund	273
The Paradigm Fund	5,971
The Small Cap Opportunities Fund	850
The Market Opportunities Fund	2,427
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

49

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
4. RECLASSIFICATION OF CAPITAL ACCOUNTS
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2025, each Fund recorded the following reclassifications to the accounts listed below:

	Increase/(Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
The Internet Fund	$(453,226)	$453,226
The Global Fund	$(297,619)	$297,619
The Paradigm Fund	$4,889,886	$(4,889,886)
The Small Cap Opportunities Fund	$1,113,236	$(1,113,236)
The Market Opportunities Fund	$(1,199,430)	$1,199,430
The Multi-Disciplinary Income Fund	$—	$—
The Spin-Off Fund	$(3,101)	$3,101

5. INCOME TAXES
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Small Cap Opportunities
Net Unrealized Appreciation	$198,186,273	$22,361,417	$846,270,687	$247,389,313
Undistributed Ordinary Income	—	398,531	—	—
Undistributed Long-Term Capital Gains	3,145,439	—	28,497,747	—
Total Distributable Earnings	$3,145,439	$398,531	$28,497,747	$—
Other Accumulated Loss	—	(56,829)	(2,152,658)	(625,133)
Total Accumulated Gain	$201,331,712	$22,703,119	$872,615,776	$246,764,180

	Market Opportunities	Multi- Disciplinary Income	Spin-Off Fund
Net Unrealized Appreciation	$148,109,900	$25,816	$20,724,847
Undistributed Ordinary Income	533,286	56,159	—
Undistributed Long-Term Capital Gains	—	—	432,767
Total Distributable Earnings	$533,286	$56,159	$432,767
Other Accumulated Loss	(76,702)	(5,468,030)	—
Total Accumulated Gain (Loss)	$148,566,484	$(5,386,055)	$21,157,614

At December 31, 2025, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	—	—	—
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	258,970	—	258,970
The Market Opportunities Fund	—	—	—
The Multi-Disciplinary Income Fund	16,302	5,451,728	5,468,030
The Spin-Off Fund	—	—	—

50

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the year ended December 31, 2025, the following Funds utilized capital losses.

Capital Losses Utilized
The Internet Fund	$—
The Global Fund	11,749
The Paradigm Fund	—
The Small Cap Opportunities Fund	—
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

At December 31, 2025, the following Funds deferred, on a tax basis, post-October losses:

Post-October Capital Loss Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	2,152,658
The Small Cap Opportunities Fund	366,163
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

The tax components of dividends paid during the period ended June 30, 2026 and the year ended December 31, 2025, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2026	$—	$—	$—	$—
2025	$ 89,769	$ 4,941,382	$ 871,558	$ 473,620

	The Paradigm Fund		The Small Cap Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2026	$—	$—	$—	$ —
2025	$—	$ 78,171,696	$ 1,019,404	$—

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2026	$—	$—	$ 451,284	$—
2025	$ 505,628	$ 1,314,549	$820,482	$—

51

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

The Spin-Off Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2026	$—	$—
2025	$ 43,075	$ 2,699,046

Each Feeder Fund and the Spin-Off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-Off Fund related to net capital gain to zero for the tax year ended December 31, 2025.
6. SECURITIES TRANSACTIONS, TAX COST AND SIGNIFICANT INVESTMENTS – THE SPIN-OFF FUND
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2026, were as follows for the Spin-Off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-Off Fund	$—	$208,045	$—	$2,469,090

As of December 31, 2025, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-Off Fund:

The Spin-Off Fund
Tax Cost of Investments	$5,095,233
Unrealized Appreciation	21,084,200
Unrealized Depreciation	(359,406)
Net Unrealized Appreciation	$20,724,794

Significant Investments – The Spin-Off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2026, the Spin-Off Fund invested approximately 83% of its net assets in individual securities, which each comprised more than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose a fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At June 30, 2026, the Spin-Off Fund held 76.3% of its net assets in the securities of Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-Off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Spin-Off Fund given the concentration in this holding.

52

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
7. SUMMARY OF FAIR VALUE EXPOSURE – SPIN-OFF FUND
Various inputs are used in determining the value of the Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Kinetics Spin-Off and Corporate Restructuring Fund
The following is a summary of the inputs used to value The Kinetics Spin-Off and Corporate Restructuring Fund’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,179,866	$—	$ 383,375	$ 34,563,241
Unit Investment Trust	138,701	—	—	138,701
Exchange Traded Funds	4,861	—	—	4,861
Total Investments in Securities	$ 34,323,428	$—	$ 383,375	$ 34,706,803

During the period ended June 30, 2026, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$ 229,907
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	153,468 ***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$ 383,375

53

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 100,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$ 253,476	Cost Approach	Precedent Transaction	$17.21 - $41.35
Common Stocks	$29,900	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $140,278.
8. INVESTMENT ADVISER
The Spin-Off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreement, the Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-Off Fund’s average daily net assets. For the period ended June 30, 2026, Spin-Off Fund incurred $174,636 in expenses pursuant to the Agreement.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated Fund-related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	100.00%
The Global Fund	61.36%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	100.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

The Internet Fund	100.00%
The Global Fund	11.30%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	95.92%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

54

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2025 was as follows:

The Internet Fund	0.00%
The Global Fund	28.14%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	21.25%
The Spin-Off Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2025 was as follows.

The Internet Fund	100.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2025 was as follows.

	Ordinary	Long-Term
The Internet Fund	1.78%	98.22%
The Global Fund	64.79%	35.21%
The Paradigm Fund	0.00%	100.00%
The Small Cap Opportunities Fund	100.00%	0.00%
The Market Opportunities Fund	27.78%	72.22%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-Off Fund	1.57%	98.43%

11. RECENT ACCOUNTING PRONOUNCEMENTS
ASU 2023-09 - Improvement to Income Tax Disclosure
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvement to Income Tax Disclosure, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning December 15, 2024, and early adoption is permitted. The Adviser has adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.
12. INFORMATION ABOUT PROXY VOTING (UNAUDITED)
Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

55

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
13. INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)
The Spin-Off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-Off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14.
APPROVAL OF INVESTMENT ADVISORY CONTRACT BY DIRECTORS OF KINETICS MUTUAL FUNDS, INC. (UNAUDITED)
At a meeting held on June 5, 2026, the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”), including all of the Directors who are not interested persons of the Company or Horizon Kinetics Asset Management LLC (the “Adviser”) within the meaning of the Investment Company Act of 1940, as amended (the “Independent Directors”), approved the continuation of the Investment Advisory Agreement between the Adviser and the Kinetics Spin-Off and Corporate Restructuring Fund (the “Fund”) for an additional twelve-month period. In connection with its review, the Board received and considered information concerning the Adviser, the Fund and the services provided under the Advisory Agreement, including, among other things, a Section 15(c) request letter provided by counsel to the Fund and the Executive Memorandum from the Adviser responding to the request letter, a Section 15(c) analysis prepared by U.S. Bancorp Fund Services, LLC, supplemental peer-group analyses, performance information, profitability reports, compliance materials and cybersecurity updates.
In evaluating the Advisory Agreement, the Board considered the nature, extent and quality of the services provided by the Adviser, including portfolio management, research, trading, compliance oversight, liquidity risk management and shareholder servicing support. The Board noted that the Adviser manages approximately $11.4 billion in assets across its various advisory businesses and continued to devote substantial resources to supporting the Fund and its shareholders. The Board also reviewed the experience and qualifications of investment, compliance and operational personnel responsible for servicing the Fund.
The Board carefully considered the Fund’s investment performance and reviewed performance results against applicable Morningstar peer groups and benchmark information. The Board noted considered information regarding the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods. The Board also reviewed supplemental information presented by the Adviser indicating that the Morningstar U.S. Mid-Cap Blend category may provide a more appropriate comparison for the Fund’s investment strategy. The Board also considered the Fund’s performance rankings in the Morningstar U.S. Mid-Cap Blend category for the year-to-date, one-year, three-year, five-year and ten-year periods. The Board considered these results within the context of the Fund’s long-term, value-oriented investment approach.
With respect to fees and expenses, the Board reviewed the Fund’s advisory fee, net expense ratio and applicable peer group comparisons. The Board considered that the Fund’s management fee and net expense ratio, respectively, relative to the Morningstar Miscellaneous Sector peer group. The Board also reviewed the Fund’s management fee and net expense ratio ranked with respect to the supplemental Mid-Cap Blend group. The Board further considered the Adviser’s history of fee waivers and expense reimbursements and noted that fee and expense comparisons may be affected by differences in asset size, services and other factors among peer funds.
The Board reviewed information regarding the Adviser’s profitability, costs of providing services and benefits derived from its relationship with the Fund. The Board also considered potential ancillary benefits received by the Adviser and its affiliates and concluded that the Adviser’s profitability was not excessive in relation to the nature, extent and quality of services provided. In addition, the Board considered whether economies of scale were being realized and whether shareholders were appropriately benefiting from any such economies through the Fund’s fee arrangements and expense structure. Based upon the information presented, the Board concluded that the Fund’s advisory fee remained fair and reasonable.
The Board also reviewed information concerning cybersecurity and operational risk oversight. In particular, the Board considered reports addressing the Adviser’s cybersecurity policies and procedures, disaster recovery and business continuity planning, remote business capabilities, oversight of critical service providers and due diligence

56

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
processes relating to cybersecurity and operational resiliency. The Board noted that the Adviser maintained cybersecurity controls and ongoing service-provider oversight programs designed to support the secure operation of the Fund and its service relationships.
After considering all information deemed relevant, the Board, including all of the Independent Directors, concluded that the Adviser continued to provide high-quality services to the Fund, that the advisory fee payable under the Advisory Agreement was fair and reasonable in light of the nature, extent and quality of services provided, and that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board approved the continuation of the Advisory Agreement for an additional twelve-month period. This conclusion was not based on any single factor, but on an evaluation of the totality of factors and information reviewed by the Board.

57

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.8%
Administrative and Support Services - 0.0%(a)
CreditRiskMonitor.com, Inc.(b)	780	$1,708
Aerospace and Defense - 0.0%(a)
Booz Allen Hamilton Holding Corp.	1,400	84,938
Broadcasting (except Internet) - 0.4%
Atlanta Braves Holdings, Inc. - Class A(b)	8,000	450,480
Atlanta Braves Holdings, Inc. - Class C(b)	8,000	415,200
		865,680
Business Support Services - 0.1%
Circle Internet Group, Inc.(b)	1,000	62,630
Fermi, Inc.(b)	6,667	61,070
		123,700
Computer Systems Design and Related Services - 4.7%
CACI International, Inc. - Class A(b)	18,000	8,338,680
Miami International Holdings, Inc.(b)	87,222	3,241,158
		11,579,838
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.4%
Broadridge Financial Solutions, Inc.	7,200	986,040
Data Center Infrastructure - 1.6%
Bolt Data & Energy Inc.(b)(c)	800,000	4,000,000
Data Processing, Hosting, and Related Services - 1.2%
Mastercard, Inc. - Class A	3,500	1,797,600
Verisk Analytics, Inc.	7,000	1,256,710
		3,054,310
Digital Asset Financial Services - 1.7%
Galaxy Digital, Inc. - Class A(b)(d)	150,000	4,101,000
Entertainment - 0.1%
IG Port, Inc.	32,200	258,638
Financial Services - 0.1%
Euronext NV(c)	1,600	255,942
Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust	37,900	958,870
Global Exchanges - 0.0%(a)
Japan Exchange Group, Inc. - ADR(d)	6,200	78,492
NZX Ltd.	1,200	961
		79,453

	Shares	Value
Media - 0.0%(a)
Nippon Television Holdings, Inc.	200	$3,437
Toei Animation Co. Ltd.	7,000	104,788
		108,225
Offices of Real Estate Agents and Brokers - 2.1%
Landbridge Co. LLC - Class A	66,800	5,293,232
Oil and Gas Extraction - 32.7%(e)
Permian Basin Royalty Trust(d)	12,550	314,252
Texas Pacific Land Corp.(f)	184,734	80,846,988
		81,161,240
Other Financial Investment Activities - 1.1%
Grayscale Investments, Inc.(b)(c)	200,000	2,000,000
Bakkt, Inc.(b)(d)	80,000	624,800
		2,624,800
Other Motor Vehicle Dealers - 0.0%(a)
Copart, Inc.(b)	400	11,276
Performing Arts, Spectator Sports, and Related Industries - 0.4%
Madison Square Garden Entertainment Corp.(b)	4,000	323,560
Sphere Entertainment Co.(b)	4,000	692,120
		1,015,680
Securities and Commodities Exchanges - 2.5%
CME Group, Inc.	4,000	883,320
Miami International Holdings Inc.(b)	134,000	4,979,440
Nasdaq, Inc.	2,100	165,522
TXSE Group, Inc.(b)(c)	8,700	200,100
		6,228,382
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
OTC Markets Group, Inc. - Class A	120,900	6,226,350
S&P Global, Inc.	113	46,020
		6,272,370
Technology Services and Software - 2.8%
SB Technology, Inc.(b)(c)	165,515	6,844,045
Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(a)
CoStar Group, Inc.(b)	200	5,664
TOTAL COMMON STOCKS (Cost $70,435,973)		135,915,031
UNIT INVESTMENT TRUSTS - 43.2%
Grayscale Bitcoin Mini Trust ETF(b)	428,419	11,117,473
Grayscale Bitcoin Trust ETF(b)(f)	2,110,371	96,064,088
Grayscale Litecoin Trust(b)	4	12

The accompanying notes are an integral part of these financial statements.

58

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Shares	Value
UNIT INVESTMENT TRUSTS - (Continued)
ProShares UltraShort Bloomberg Natural Gas(b)	4,591	$103,986
TOTAL UNIT INVESTMENT TRUSTS (Cost $6,887,660)		107,285,559
PREFERRED STOCKS - 0.1%
Technology - 0.1%
Ripple Labs, Inc. - Preferred A shares, 0.00%(b)(c)	1,875	246,319
TOTAL PREFERRED STOCKS (Cost $300,000)		246,319
EXCHANGE TRADED FUNDS - 0.0%(a)
ProShares Ultra Bloomberg Natural Gas(b)(d)	3,465	95,079
TOTAL EXCHANGE TRADED FUNDS (Cost $99,792)		95,079
TOTAL INVESTMENTS - 98.1% (Cost $77,723,425)		$243,541,988
Money Market Deposit Account - 2.8%(g)(h)		6,834,943
Liabilities in Excess of Other Assets - (0.9)%		(2,328,338)
TOTAL NET ASSETS - 100.0%		$248,048,593

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $13,546,406 or 5.5% of net assets as of June 30, 2026.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,479,531.
(e)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including its financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $3,116,634 which represented 1.3% of net assets.

The accompanying notes are an integral part of these financial statements.

59

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.1%
Accommodation - 0.4%
Civeo Corp.(a)	5,400	$189,000
Administrative and Support Services - 0.1%
RB Global, Inc.	200	23,290
Aerospace and Defense - 0.2%
Booz Allen Hamilton Holding Corp.	1,600	97,072
Elbit Systems Ltd.	10	7,587
		104,659
Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(b)
Brookfield Wealth Solutions Ltd.(c)	348	14,846
Architectural, Engineering, and Related Services - 0.0%(b)
Sumitomo Corp. - ADR	600	22,974
Asset Management - 4.9%
Investor AB(a)	60,000	2,490,937
Business Support Services - 0.0%(b)
Circle Internet Group, Inc.(a)	100	6,263
Fermi, Inc.(a)	1,800	16,488
		22,751
Chemical Manufacturing - 0.1%
Resonac Holdings Corp.	600	65,316
Computer Systems Design and Related Services - 2.3%
CACI International, Inc. - Class A(a)	100	46,326
Miami International Holdings, Inc.(a)	29,900	1,111,084
		1,157,410
Data Center Infrastructure - 1.2%
Bolt Data & Energy Inc.(a)(d)	120,000	600,000
Digital Asset Financial Services - 2.7%
Galaxy Digital, Inc. - Class A(a)	50,000	1,367,000
Diversified Real Estate Activities - 1.2%
PrairieSky Royalty Ltd.	27,200	608,728
Electric Power Generation, Transmission and Distribution - 7.0%
Hawaiian Electric Industries, Inc.(a)	260,000	3,517,800
Entertainment - 1.3%
IG Port, Inc.	83,200	668,281
Financial Services - 4.9%
Euronext NV(d)	15,520	2,482,632
Kinnevik AB(a)	200	1,073
Value Partners Group Ltd.	10,000	2,614
		2,486,319

	Shares	Value
Funds, Trusts, and Other Financial Vehicles - 1.1%
Mesabi Trust	20,918	$529,225
Global Exchanges - 1.1%
ASX Ltd.	800	29,533
B3 SA - Brasil Bolsa Balcao - ADR(c)	100	850
B3 SA - Brasil Bolsa Balcao	30,000	84,381
Deutsche Boerse AG	600	163,711
Euronext NV(e)	1,120	179,159
Japan Exchange Group, Inc. - ADR(c)	4,000	50,640
NZX Ltd.	38,000	30,431
		538,705
Hospitality and Tourism - 0.1%
Norwegian Cruise Line Holdings Ltd.(a)	2,000	42,220
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	4	6,587
Legal Services - 0.1%
CRA International, Inc.	220	31,306
Live Sports (Spectator Sports) - 0.2%
Big League Advance, LLC(a)(d)	1,818	121,461
Management of Companies and Enterprises - 11.6%
Associated Capital Group, Inc. - Class A	13,300	477,470
Fairfax India Holdings Corp.(a)(e)	157,000	2,873,100
Valterra Platinum Ltd. - ADR	736	8,192
White Mountains Insurance Group Ltd.	1,200	2,488,068
		5,846,830
Media - 1.7%
AlphaPolis Co. Ltd.	36,400	216,034
Nippon BS Broadcasting Corp.	2,000	11,218
Nippon Television Holdings, Inc.	25,000	429,672
Toei Animation Co. Ltd.	14,000	209,576
		866,500
Mining (except Oil and Gas) - 1.9%
Franco-Nevada Corp.	2,400	500,256
Wheaton Precious Metals Corp.	4,000	449,280
		949,536
Miscellaneous Durable Goods Merchant Wholesalers - 0.7%
ITOCHU Corp. - ADR	600	6,840
Mitsui & Co. Ltd. - ADR	600	332,262
		339,102
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	40	7,432
Penske Automotive Group, Inc.	30	5,368
		12,800

The accompanying notes are an integral part of these financial statements.

60

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nondepository Credit Intermediation - 0.0%(b)
Burford Capital Ltd.	1,800	$7,380
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR(c)	2,113	52,212
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	418	94,050
Offices of Real Estate Agents and Brokers - 5.6%
Aztec Land and Cattle Co. Ltd.	4	9,700
Landbridge Co. LLC - Class A	35,400	2,805,096
		2,814,796
Oil and Gas Extraction - 23.5%
EQT Corp.	12	638
Permian Basin Royalty Trust	40,000	1,001,600
Texas Pacific Land Corp.	24,302	10,635,527
Western Midstream Partners LP	3,500	153,160
		11,790,925
Other Crop Farming - 0.1%
J G Boswell Co.	54	29,808
Other Financial Investment Activities - 0.2%
GAMCO Investors, Inc. - Class A	5,000	118,514
Other Investment Pools and Funds - 2.4%
Partners Value Investments LP	21,930	268,278
Urbana Corp.	83,760	544,521
Urbana Corp. - Class A	64,000	374,546
		1,187,345
Real Estate - 0.0%(b)
Tejon Ranch Co.(a)	800	14,960
Retail & Wholesale - Staples - 0.1%
Marubeni Corporation	600	17,307
Mitsubishi Corporation	600	16,041
		33,348
Securities and Commodities Exchanges - 0.6%
Cboe Global Markets, Inc.	200	48,534
CME Group, Inc.	200	44,166
Intercontinental Exchange, Inc.	1,000	123,110
TXSE Group, Inc.(a)(d)	4,350	100,050
		315,860

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
Brookfield Asset Management Ltd. - Class A	400	$17,940
Brookfield Corp.	6,000	255,540
OTC Markets Group, Inc. - Class A	400	20,600
		294,080
Support Activities for Mining - 0.0%(b)
Core Laboratories, Inc.	200	2,330
Liberty Energy, Inc.	200	5,238
		7,568
Support Activities for Water Transportation - 1.4%
Clarkson PLC	6,000	331,560
Siem Industries, Inc.(a)(d)	5,500	385,000
		716,560
Technology Services and Software - 2.5%
SB Technology, Inc.(a)(d)	30,651	1,267,419
Water, Sewage and Other Systems - 0.0%(b)
Pure Cycle Corp.(a)	800	8,568
WaterBridge Infrastructure LLC - Class A	400	13,708
		22,276
TOTAL COMMON STOCKS (Cost $25,666,766)		41,390,684
UNIT INVESTMENT TRUSTS - 14.9%
Grayscale Bitcoin Mini Trust ETF(a)	30,704	796,769
Grayscale Bitcoin Trust ETF(a)(c)	147,820	6,728,766
Grayscale Ethereum Classic Trust(a)	24	93
TOTAL UNIT INVESTMENT TRUSTS (Cost $521,994)		7,525,628
	Contracts
WARRANTS - 0.2%
Other Investment Pools and Funds - 0.2%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(a)(d)	3,996	78,187
TOTAL WARRANTS (Cost $30,925)		78,187
	Shares
PREFERRED STOCKS - 0.0%(b)
Financial Services - 0.0%(b)
Partners Value Investments LP, Series 1*, 4.50%, Perpetual(a)	515	7,725
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030(a)	2,193	1,689
TOTAL PREFERRED STOCKS (Cost $12,301)		9,414

The accompanying notes are an integral part of these financial statements.

61

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - 0.0%(b)
Department Stores - 0.0%(b)
Sears Holdings Corp., 8.00%, 12/15/2019(d)(f)	$41,080	$0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0
TOTAL INVESTMENTS - 97.2% (Cost $26,273,066)		$49,003,913
Money Market Deposit Account - 3.5%(g)(h)		1,767,649
Liabilities in Excess of Other Assets - (0.7)%		(361,735)
TOTAL NET ASSETS - 100.0%		$50,409,827

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $668,055.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $5,034,749 or 10.0% of net assets as of June 30, 2026.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $3,052,259 or 6.1% of the Fund’s net assets.

(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $697,332 which represented 1.4% of net assets.

The accompanying notes are an integral part of these financial statements.

62

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.9%
Accommodation - 0.3%
Civeo Corp.(a)	83,767	$2,931,845
Asset Management - 0.0%(b)
Investor AB(a)	1,000	41,516
Beverage and Tobacco Product Manufacturing - 0.0%(b)
Crimson Wine Group Ltd.(a)	9,200	40,627
Broadcasting (except Internet) - 0.0%(b)
Atlanta Braves Holdings, Inc. - Class C(a)	4,842	251,300
Business Support Services - 0.0%(b)
Circle Internet Group, Inc.(a)	200	12,526
Fermi, Inc.(a)	40,000	366,400
		378,926
Computer Systems Design and Related Services - 2.2%
CACI International, Inc. - Class A(a)	24,000	11,118,240
Miami International Holdings, Inc.(a)	387,956	14,416,445
		25,534,685
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.0%(b)
Broadridge Financial Solutions, Inc.	1,000	136,950
Data Center Infrastructure - 0.3%
Bolt Data & Energy Inc.(a)(c)	800,000	4,000,000
Diversified Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,342,782
Electric Power Generation, Transmission and Distribution - 4.1%
Hawaiian Electric Industries, Inc.(a)	3,566,000	48,247,980
NRG Energy, Inc.	148	21,617
		48,269,597
Financial Services - 0.0%(b)
Kinnevik AB(a)	200	1,072
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust(d)	41,800	1,057,540
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	3,294
Insurance Carriers and Related Activities - 0.0%(b)
Markel Group, Inc.(a)	100	195,301

	Shares	Value
Management of Companies and Enterprises - 0.8%
Associated Capital Group, Inc. - Class A	189,933	$6,818,595
Fairfax India Holdings Corp.(a)(e)	8,400	153,720
White Mountains Insurance Group Ltd.	924	1,915,812
		8,888,127
Mining (except Oil and Gas) - 0.5%
Franco-Nevada Corp.	24,000	5,002,560
Wheaton Precious Metals Corp.	12,000	1,347,840
		6,350,400
Offices of Real Estate Agents and Brokers - 6.1%
Landbridge Co. LLC - Class A	916,400	72,615,536
Oil and Gas Extraction - 69.4%(f)
Texas Pacific Land Corp.(g)	1,880,818	823,121,189
Other Financial Investment Activities - 0.4%
Grayscale Investments, Inc.(a)(c)	100,000	1,000,000
Onex Corp.	32,000	2,383,040
Seaport Entertainment Group, Inc.(a)	30,000	798,000
		4,181,040
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP	8,000	97,867
Urbana Corp.	400	2,600
Urbana Corp. - Class A	400	2,341
		102,808
Performing Arts, Spectator Sports, and Related Industries - 0.7%
Live Nation Entertainment, Inc.(a)	45,000	8,239,950
Securities and Commodities Exchanges - 1.2%
Cboe Global Markets, Inc.	60,000	14,560,200
TXSE Group, Inc.(a)(c)	4,350	100,050
		14,660,250
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
Brookfield Asset Management Ltd. - Class A	160,000	7,176,000
Brookfield Corp.	849,600	36,184,464
		43,360,464
Support Activities for Water Transportation - 0.3%
Clarkson PLC	70,000	3,868,204
Technology Services and Software - 0.6%
SB Technology, Inc.(a)(c)	165,515	6,844,045

The accompanying notes are an integral part of these financial statements.

63

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water, Sewage and Other Systems - 0.1%
WaterBridge Infrastructure LLC - Class A	50,000	$1,713,500
TOTAL COMMON STOCKS (Cost $136,560,107)		1,078,130,948
UNIT INVESTMENT TRUSTS - 8.3%
Grayscale Bitcoin Mini Trust ETF(a)	3,439,280	89,249,316
Grayscale Bitcoin Trust ETF(a)	207,900	9,463,608
Grayscale Ethereum Classic Trust(a)	12	46
Grayscale Litecoin Trust(a)	8	25
TOTAL UNIT INVESTMENT TRUSTS (Cost $25,987,832)		98,712,995
PREFERRED STOCKS - 0.0%(b)
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030(a)	800	616
Technology - 0.0%(b)
Ripple Labs, Inc. - Preferred A shares, 0.00%(a)(c)	625	82,106
TOTAL PREFERRED STOCKS (Cost $100,239)		82,722
	Contracts
WARRANTS - 0.0%(b)
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(a)(c)	800	15,653
TOTAL WARRANTS (Cost $2,368)		15,653
TOTAL INVESTMENTS - 99.2% (Cost $162,650,546)		$1,176,942,318
Money Market Deposit Account - 0.9%(h)(i)		11,023,544
Liabilities in Excess of Other Assets - (0.1)%		(1,903,293)
TOTAL NET ASSETS - 100.0%		$1,186,062,569

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $12,041,854 or 1.0% of net assets as of June 30, 2026.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,046,965.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $153,720 or 0.0% of the Fund’s net assets.

(f)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including its financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $1,013,859 which represented 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

64

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Accommodation - 3.7%
Civeo Corp.(a)	554,000	$19,390,000
Administrative and Support Services - 0.0%(b)
RB Global, Inc.	400	46,580
Aerospace and Defense - 0.4%
Booz Allen Hamilton Holding Corp.	3,400	206,278
Science Applications International Corp.	18,000	1,987,380
		2,193,658
Beverage and Tobacco Product Manufacturing - 0.0%(b)
Crimson Wine Group Ltd.(a)	48,200	212,851
Business Support Services - 0.2%
Circle Internet Group, Inc.(a)	800	50,104
Fermi, Inc.(a)	90,000	824,400
		874,504
Chemical Manufacturing - 1.1%
Interparfums, Inc.	53,200	5,950,952
Oil-Dri Corp. of America	400	40,884
		5,991,836
Computer Systems Design and Related Services - 5.7%
CACI International, Inc. - Class A(a)	50,000	23,163,000
Miami International Holdings, Inc.(a)	182,572	6,784,376
		29,947,376
Data Center Infrastructure - 1.1%
Bolt Data & Energy Inc.(a)(c)	1,200,000	6,000,000
Digital Asset Financial Services - 0.8%
Canton Strategic Holdings, Inc.(a)	200	564
Galaxy Digital, Inc. - Class A(a)(d)	160,000	4,374,400
		4,374,964
Deep Sea, Coastal, and Great Lakes Water Transportation - 0.2%
Carnival Corp. Ltd.	35,000	999,950
Diversified Real Estate Activities - 0.3%
PrairieSky Royalty Ltd.	72,000	1,611,338
Electric Power Generation, Transmission and Distribution - 5.2%
Hawaiian Electric Industries, Inc.(a)	2,012,000	27,222,360
Entertainment - 0.1%
IG Port, Inc.	34,200	274,702
Financial Services - 0.1%
Euronext NV(c)	2,000	319,927

	Shares	Value
Food Services and Drinking Places - 0.2%
Wendy’s Co.(d)	100,000	$829,000
Funds, Trusts, and Other Financial Vehicles - 0.2%
Mesabi Trust(d)	50,200	1,270,060
Global Exchanges - 0.0%(b)
NZX Ltd.	1,000	801
Industrial Services - 0.1%
BRAEMAR PLC	188,600	595,403
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	4	6,587
Machinery Manufacturing - 0.0%(b)
Oshkosh Corp.	400	61,392
Management of Companies and Enterprises - 2.5%
Associated Capital Group, Inc. - Class A	152,957	5,491,156
Centuri Holdings, Inc.(a)	400	12,096
Dundee Corp. - Class A(a)	64,000	154,880
Fairfax India Holdings Corp.(a)(e)	72,000	1,317,600
White Mountains Insurance Group Ltd.	2,940	6,095,767
		13,071,499
Media - 0.0%(b)
Nippon Television Holdings, Inc.	400	6,875
Toei Animation Co. Ltd.	14,200	212,570
		219,445
Mining (except Oil and Gas) - 0.0%(b)
Triple Flag Precious Metals Corp.	720	21,578
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	520	96,611
Penske Automotive Group, Inc.	500	89,475
		186,086
Nondepository Credit Intermediation - 0.0%(b)
Burford Capital Ltd.	100	410
Nonmetallic Mineral Product Manufacturing - 0.0%(b)
Eagle Materials, Inc.	880	198,000
Offices of Real Estate Agents and Brokers - 6.0%
Aztec Land and Cattle Co. Ltd.	245	594,125
Landbridge Co. LLC - Class A	395,044	31,303,287
		31,897,412

The accompanying notes are an integral part of these financial statements.

65

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil and Gas Extraction - 56.4%(f)
Permian Basin Royalty Trust	99,600	$2,493,984
Texas Pacific Land Corp.(g)	669,896	293,173,285
Western Midstream Partners LP	54,375	2,379,450
		298,046,719
Other Crop Farming - 0.0%(b)
J G Boswell Co.	152	83,904
Other Financial Investment Activities - 0.8%
Grayscale Investments, Inc.(a)(c)	400,000	4,000,000
GAMCO Investors, Inc. - Class A	11,000	260,731
Seaport Entertainment Group, Inc.(a)	2,166	57,615
		4,318,346
Other Investment Pools and Funds - 1.3%
Urbana Corp.	35,200	228,834
Urbana Corp. - Class A	1,111,400	6,504,227
		6,733,061
Other Pipeline Transportation - 0.1%
Rubis SCA	10,000	350,777
Performing Arts, Spectator Sports, and Related Industries - 0.4%
Live Nation Entertainment, Inc.(a)	9,000	1,647,990
Madison Square Garden Entertainment Corp.(a)	772	62,447
Sphere Entertainment Co.(a)	772	133,579
		1,844,016
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(b)
Madison Square Garden Sports Corp.(a)	240	96,442
Real Estate - 1.9%
DREAM Unlimited Corp.(a)	630,000	8,750,925
Tejon Ranch Co.(a)	72,200	1,350,140
		10,101,065
Securities and Commodities Exchanges - 0.1%
TXSE Group, Inc.(a)(c)	17,390	399,970
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(b)
Affiliated Managers Group, Inc.	234	79,186
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(b)
OTC Markets Group, Inc. - Class A	800	41,200
Support Activities for Mining - 0.0%(b)
Liberty Energy, Inc.	400	10,476
Pason Systems, Inc.	8,000	69,550
		80,026

	Shares	Value
Technology Services and Software - 1.7%
SB Technology, Inc.(a)(c)	220,687	$9,125,407
Telecommunications - 0.0%(b)
LICT Corp.(a)	16	187,200
Water, Sewage and Other Systems - 4.8%
Pure Cycle Corp.(a)	26,000	278,460
WaterBridge Infrastructure LLC - Class A	732,765	25,111,857
		25,390,317
TOTAL COMMON STOCKS (Cost $144,625,183)		504,695,355
UNIT INVESTMENT TRUSTS - 2.9%
Grayscale Bitcoin Mini Trust ETF(a)	60,000	1,557,000
Grayscale Bitcoin Trust ETF(a)(d)	300,000	13,656,000
Grayscale Ethereum Classic Trust(a)	60	231
Grayscale Litecoin Trust(a)	12	37
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,082)		15,213,268
	Contracts
WARRANTS - 0.6%
Other Investment Pools and Funds - 0.6%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(a)(c)	160,000	3,130,619
TOTAL WARRANTS (Cost $433,365)		3,130,619
	Shares
PREFERRED STOCKS - 0.0%(b)
Technology - 0.0%(b)
Ripple Labs, Inc. - Preferred A shares, 0.00%(a)(c)	1,250	164,212
TOTAL PREFERRED STOCKS (Cost $200,000)		164,212
TOTAL INVESTMENTS - 98.9% (Cost $148,427,630)		$523,203,454
Money Market Deposit Account - 2.5%(h)(i)		13,280,613
Liabilities in Excess of Other Assets - (1.4)%		(7,580,600)
TOTAL NET ASSETS - 100.0%		$528,903,467

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

66

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments June 30, 2026 (Unaudited)(Continued)
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $23,140,135 or 4.4% of net assets as of June 30, 2026.
(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $6,485,939.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $1,317,600 or 0.2% of the Fund’s net assets.

(f)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including its financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $6,837,907 which represented 1.3% of net assets.

The accompanying notes are an integral part of these financial statements.

67

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.8%
Administrative and Support Services - 0.1%
RB Global, Inc.	1,400	$163,030
Aerospace and Defense - 0.0%(a)
Booz Allen Hamilton Holding Corp.	144	8,736
Science Applications International Corp.	200	22,082
		30,818
Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd.(b)	6,925	295,420
Asset Management - 0.2%
Investor AB(c)	17,000	705,766
Business Support Services - 0.3%
Circle Internet Group, Inc.(c)	4,000	250,520
Fermi, Inc.(c)	84,000	769,440
		1,019,960
Coal Mining - 0.0%(a)
Core Natural Resources, Inc.	2	160
Computer Systems Design and Related Services - 2.3%
CACI International, Inc. - Class A(c)	300	138,978
Miami International Holdings, Inc.(c)	180,807	6,718,788
		6,857,766
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Broadridge Financial Solutions, Inc.	10,400	1,424,280
Data Center Infrastructure - 2.0%
Bolt Data & Energy Inc.(c)(d)	1,200,000	6,000,000
Data Processing, Hosting, and Related Services - 0.6%
Mastercard, Inc. - Class A	1,000	513,600
Visa, Inc. - Class A	4,000	1,372,360
		1,885,960
Digital Asset Financial Services - 1.0%
Canton Strategic Holdings, Inc.(c)	600	1,692
Galaxy Digital, Inc. - Class A(b)(c)	110,000	3,007,400
		3,009,092
Diversified Real Estate Activities - 0.0%(a)
PrairieSky Royalty Ltd.	200	4,476
Electric Power Generation, Transmission and Distribution - 7.2%
Hawaiian Electric Industries, Inc.(c)	1,612,000	21,810,360
Entertainment - 0.0%(a)
IG Port, Inc.	4,000	32,129

	Shares	Value
Financial Services - 0.3%
Euronext NV(d)	5,200	$831,810
Hong Kong Exchanges & Clearing Ltd.	100	4,628
JSE Limited	200	1,919
Value Partners Group Ltd.	2,000	523
		838,880
Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust	41,482	1,049,495
Global Exchanges - 0.5%
ASX Ltd.	4,400	162,430
B3 SA - Brasil Bolsa Balcao - ADR(b)	100	850
Deutsche Boerse AG	1,800	491,134
Euronext NV(e)	2,520	403,108
Japan Exchange Group, Inc. - ADR(b)	8,200	103,812
London Stock Exchange Group PLC	600	64,959
NZX Ltd.	400,202	320,485
		1,546,778
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	2	3,294
Insurance Carriers and Related Activities - 0.0%(a)
Arthur J. Gallagher & Co.	400	91,828
Legal Services - 0.0%(a)
CRA International, Inc.	36	5,123
Live Sports (Spectator Sports) - 0.1%
Big League Advance, LLC(c)(d)	2,455	164,019
Management of Companies and Enterprises - 2.7%
Associated Capital Group, Inc. - Class A	77,000	2,764,300
Fairfax India Holdings Corp.(c)(e)	84,200	1,540,860
Valterra Platinum Ltd. - ADR	2,455	27,324
White Mountains Insurance Group Ltd.	1,900	3,939,441
		8,271,925
Media - 0.0%(a)
AlphaPolis Co. Ltd.	200	1,187
Nippon Television Holdings, Inc.	400	6,875
Toei Animation Co. Ltd.	400	5,988
		14,050
Mining (except Oil and Gas) - 0.6%
Franco-Nevada Corp.	4,800	1,000,512
Wheaton Precious Metals Corp.	8,000	898,560
		1,899,072
Miscellaneous Durable Goods Merchant Wholesalers - 0.1%
Gold.com, Inc.	3,200	133,152

The accompanying notes are an integral part of these financial statements.

68

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(c)	10	$1,858
Nondepository Credit Intermediation - 0.0%(a)
Burford Capital Ltd.	2,800	11,480
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR(b)	7,045	174,082
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	4	900
Offices of Real Estate Agents and Brokers - 4.3%
Landbridge Co. LLC - Class A	166,000	13,153,840
Oil and Gas Extraction - 49.0%(f)
Permian Basin Royalty Trust(b)	127,450	3,191,348
Texas Pacific Land Corp.(g)	326,952	143,087,273
Western Midstream Partners LP	40,562	1,774,993
		148,053,614
Other Crop Farming - 0.1%
J G Boswell Co.	764	421,728
Other Financial Investment Activities - 1.5%
Grayscale Investments, Inc.(c)(d)	300,000	3,000,000
Bakkt, Inc.(b)(c)	32,000	249,920
GAMCO Investors, Inc. - Class A	58,600	1,388,984
		4,638,904
Other Investment Pools and Funds - 2.7%
Partners Value Investments LP	435,150	5,323,358
Urbana Corp.	54,400	353,653
Urbana Corp. - Class A	428,400	2,507,118
		8,184,129
Real Estate - 0.1%
Tejon Ranch Co.(c)	11,400	213,180
Securities and Commodities Exchanges - 2.7%
Cboe Global Markets, Inc.	8,000	1,941,360
CME Group, Inc.	5,800	1,280,814
Intercontinental Exchange, Inc.	12,900	1,588,119
Miami International Holdings Inc.(c)	47,500	1,765,100
Nasdaq, Inc.	7,200	567,504
TMX Group Ltd.	18,000	589,275
TXSE Group, Inc.(c)(d)	17,390	399,970
		8,132,142

	Shares	Value
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	190	$64,296
MarketAxess Holdings, Inc.	48	5,447
		69,743
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd. - Class A	806	36,149
OTC Markets Group, Inc. - Class A	2,800	144,200
S&P Global, Inc.	113	46,020
		226,369
Support Activities for Water Transportation - 0.5%
Clarkson PLC	29,000	1,602,541
Technology Services and Software - 1.0%
SB Technology, Inc.(c)(d)	73,562	3,041,789
Water, Sewage and Other Systems - 4.7%
Pure Cycle Corp.(c)	3,200	34,272
WaterBridge Infrastructure LLC - Class A	416,632	14,277,979
		14,312,251
TOTAL COMMON STOCKS (Cost $97,293,693)		259,495,383
UNIT INVESTMENT TRUSTS - 10.0%
Grayscale Bitcoin Mini Trust ETF(c)	119,774	3,108,135
Grayscale Bitcoin Trust ETF(c)	598,874	27,260,745
Grayscale Ethereum Classic Trust(c)	12	46
Grayscale Litecoin Trust(c)	8	25
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,319,988)		30,368,951
	Contracts
WARRANTS - 0.2%
Other Investment Pools and Funds - 0.2%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(c)(d)	20,358	398,332
TOTAL WARRANTS (Cost $47,516)		398,332
	Shares
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Partners Value Investments LP, Series 1*, 4.50%, Perpetual(c)	11,832	177,480
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030(c)	43,516	33,507

The accompanying notes are an integral part of these financial statements.

69

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Technology - 0.0%(a)
Ripple Labs, Inc. - Preferred A shares, 0.00%(c)(d)	1,250	$164,213
TOTAL PREFERRED STOCKS (Cost $459,342)		375,200
	Par
CONVERTIBLE BONDS - 0.0%(a)
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019(d)(h)	$5,720	0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0
TOTAL INVESTMENTS - 96.1% (Cost $100,126,259)		$290,637,866
Money Market Deposit Account - 6.0%(i)(j)		18,159,334
Liabilities in Excess of Other Assets - (2.1)%		(6,476,416)
TOTAL NET ASSETS - 100.0%		$302,320,784

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,447,792.
(c)	Non-income producing security.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by the Board. These securities represented $14,000,133 or 4.6% of net assets as of June 30, 2026.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $1,943,968 or 0.6% of the Fund’s net assets.

(f)
To the extent that the Fund invests significantly in the securities of issuers in a particular industry or sector of the economy, its performance will be especially sensitive to developments affecting that industry or sector.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about the issuer of this security, including its financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $5,712,593 which represented 1.9% of net assets.

The accompanying notes are an integral part of these financial statements.

70

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - June 30, 2026 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 90.6%
Abry Liquid Credit CLO, Series 2025-1A, Class A2, 5.33% (3 mo. Term SOFR + 1.65%), 10/20/2038(a)	$530,000	$530,592
Apex Credit CLO Ltd., Series 2021-1A, Class BR, 5.53% (3 mo. Term SOFR + 1.85%), 07/18/2034(a)	800,000	800,535
ArrowMark Colorado Holdings LLC, Series 2013-1A, Class BR3, 5.57% (3 mo. Term SOFR + 1.90%), 07/25/2038(a)	750,000	753,808
Atlantic Avenue Ltd., Series 2023-1A, Class BR, 5.47% (3 mo. Term SOFR + 1.80%), 01/15/2039(a)	750,000	752,719
Atlas Senior Loan Fund Ltd., Series 2019-14A, Class BR, 5.89% (3 mo. Term SOFR + 2.21%), 07/20/2032(a)	500,000	501,337
Battery Park CLO, Series 2022-1A, Class AR, 5.18% (3 mo. Term SOFR + 1.50%), 10/20/2037(a)	500,000	501,121
Black Diamond CLO Ltd., Series 2022-1A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/25/2039(a)	750,000	752,378
BlueMountain CLO Ltd.
Series 2021-33A, Class BR, 5.38% (3 mo. Term SOFR + 1.70%), 10/20/2038(a)	750,000	751,841
Series 2022-35A, Class BR, 5.51% (3 mo. Term SOFR + 1.85%), 10/22/2037(a)	500,000	501,292
Brant Point CLO Ltd.
Series 2024-4A, Class B, 5.63% (3 mo. Term SOFR + 1.95%), 07/20/2037(a)	1,000,000	1,000,523
Series 2024-6A, Class A2, 5.30% (3 mo. Term SOFR + 1.63%), 01/15/2038(a)	500,000	501,356
Eaton Vance Management, Series 2013-1A, Class BR4, 5.42% (3 mo. Term SOFR + 1.75%), 10/15/2038(a)	750,000	752,183
Eldridge CLO Ltd., Series 2025-1A, Class B, 5.33% (3 mo. Term SOFR + 1.65%), 10/20/2038(a)	500,000	501,194
Fort Washington CLO, Series 2019-1A, Class BR2, 5.58% (3 mo. Term SOFR + 1.90%), 10/20/2037(a)	500,000	501,132
Halsey Point CLO Ltd., Series 2021-4A, Class B, 5.69% (3 mo. Term SOFR + 2.01%), 04/20/2034(a)	475,000	476,713
Invesco CLO Ltd., Series 2022-3A, Class BR, 5.41% (3 mo. Term SOFR + 1.75%), 10/22/2037(a)	250,000	250,695

	Par	Value
Madison Park Funding Ltd., Series 2020-47A, Class BR, 5.63% (3 mo. Term SOFR + 1.95%), 04/19/2037(a)	$250,000	$250,131
MUCLO 2023-1A BR, Series 2023-1A, Class BR, 5.23% (3 mo. Term SOFR + 1.60%), 07/20/2039(a)	500,000	500,000
Post CLO, Series 2023-1A, Class BR, 5.38% (3 mo. Term SOFR + 1.70%), 10/20/2038(a)	500,000	501,201
Sandstone Peak Ltd., Series 2023-1A, Class BR, 5.43% (3 mo. Term SOFR + 1.75%), 07/20/2038(a)	500,000	501,465
Sound Point CLO Ltd.
Series 2023-1A, Class A2R, 5.37% (3 mo. Term SOFR + 1.70%), 07/26/2038(a)	600,000	600,604
Series 2025-1RA, Class A2, 5.29% (3 mo. Term SOFR + 1.65%), 02/20/2038(a)	800,000	800,850
Venture CDO Ltd.
Series 2013-15A, Class BR3, 5.80% (3 mo. Term SOFR + 2.13%), 07/15/2032(a)	250,000	250,617
Series 2022-45A, Class BR, 5.58% (3 mo. Term SOFR + 1.90%), 07/20/2035(a)	625,000	626,365
Series 2022-46A, Class A2R, 5.38% (3 mo. Term SOFR + 1.70%), 10/20/2037(a)	500,000	500,438
Voya CLO Ltd., Series 2019-4A, Class A2R, 5.28% (3 mo. Term SOFR + 1.61%), 01/15/2035(a)	430,000	430,049
Warwick Capital CLO Ltd., Series 2023-2A, Class BR, 5.36% (3 mo. Term SOFR + 1.70%), 03/15/2039(a)	750,000	752,416
Wind River CLO Ltd., Series 2023-1A, Class BR, 5.47% (3 mo. Term SOFR + 1.80%), 07/25/2038(a)	500,000	501,767
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,004,122)		16,045,322
TOTAL INVESTMENTS - 90.6% (Cost $16,004,122)		$16,045,322
Money Market Deposit Account - 8.4%(b)		1,495,993
Other Assets in Excess of Liabilities - 1.0%		181,095
TOTAL NET ASSETS - 100.0%		$17,722,410

The accompanying notes are an integral part of these financial statements.

71

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the values of these securities totaled $16,045,322 or 90.6% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

The accompanying notes are an integral part of these financial statements.

72

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2026 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$243,541,988	$49,003,913
Foreign currencies, at value(3)	39	4,843
Cash	4,218,309	1,065,859
Cash proceeds from securities lending	3,116,634	697,332
Receivable for contributed capital	17,009	2,993
Receivable for investments sold	1,529,509	417,351
Dividends and interest receivable	23,953	28,166
Prepaid expenses and other assets	6,318	1,578
Total Assets	252,453,759	51,222,035
LIABILITIES:
Payable to Adviser	255,182	52,095
Payable to Trustees	4,551	935
Payable to Chief Compliance Officer	226	47
Payable for Fund shares repurchased	500,000	—
Payable for securities purchased	237,750	—
Payable for collateral received for securities loaned	3,116,634	697,332
Payable for withdrawn capital	244,728	41,100
Accrued expenses and other liabilities	46,095	20,699
Total Liabilities	4,405,166	812,208
NET ASSETS	$248,048,593	$50,409,827
(1) Cost of investments	$77,723,425	$26,273,066
(2) Includes loaned securities with a market value of	$2,926,144	$668,055
(3) Cost of foreign currencies	$39	$4,868

The accompanying notes are an integral part of these financial statements.

73

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$1,176,942,318	$523,203,454
Foreign currencies, at value(3)	—	80,929
Cash	10,009,685	6,442,706
Cash proceeds from securities lending	1,013,859	6,837,907
Receivable for contributed capital	238,768	267,730
Receivable for investments sold	436,767	142,432
Dividends and interest receivable	205,213	63,981
Prepaid expenses and other assets	21,681	10,874
Total Assets	1,188,868,291	537,050,013
LIABILITIES:
Payable to Adviser	1,171,937	500,839
Payable to Trustees	20,933	8,747
Payable to Chief Compliance Officer	1,097	453
Payable for securities purchased	34,100	21,229
Payable for collateral received for securities loaned	1,013,859	6,837,907
Payable for withdrawn capital	386,338	697,607
Accrued expenses and other liabilities	177,458	79,764
Total Liabilities	2,805,722	8,146,546
NET ASSETS	$1,186,062,569	$528,903,467
(1) Cost of investments	$162,650,546	$148,427,630
(2) Includes loaned securities with a market value of	$1,046,965	$6,485,939
(3) Cost of foreign currencies	$—	$80,926

The accompanying notes are an integral part of these financial statements.

74

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$290,637,866	$16,045,322
Cash	12,446,324	1,502,721
Cash proceeds from securities lending	5,712,593	—
Receivable for contributed capital	46,720	8,987
Dividends and interest receivable	65,757	169,244
Prepaid expenses and other assets	8,637	313
Total Assets	308,917,897	17,726,587
LIABILITIES:
Payable to Adviser	291,328	3,625
Payable to Trustees	5,203	301
Payable to Chief Compliance Officer	248	9
Payable for collateral received for securities loaned	5,712,593	—
Payable for withdrawn capital	534,951	—
Accrued expenses and other liabilities	52,790	242
Total Liabilities	6,597,113	4,177
NET ASSETS	$302,320,784	$17,722,410
(1) Cost of investments	$100,126,259	$16,004,122
(2) Includes loaned securities with a market value of	$5,447,792	$—

The accompanying notes are an integral part of these financial statements.

75

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$556,894	$254,375
Interest	99,349	37,306
Income from securities lending	9,009	2,539
Total investment income	665,252	294,220
EXPENSES:
Investment advisory fees	1,724,521	348,855
Administration fees	49,440	15,755
Professional fees	7,655	2,525
Fund accounting fees	15,761	4,684
Trustees’ fees	9,986	1,944
Chief Compliance Officer fees	1,193	248
Custodian fees and expenses	12,061	10,133
Registration fees	4,301	4,329
Other expenses	68	—
Total expenses	1,824,986	388,473
Net investment loss	(1,159,734)	(94,253)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	8,204,256	2,923,395
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(31,626,951)	(672,746)
Net realized and unrealized gain (loss) on investments	(23,422,695)	2,250,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,582,429)	$2,156,396
† Net of foreign taxes withheld of:	$57,746	$8,644

The accompanying notes are an integral part of these financial statements.

76

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$3,315,348	$1,795,239
Interest	705,754	364,937
Income from securities lending	3,306	7,735
Total investment income	4,024,408	2,167,911
EXPENSES:
Investment advisory fees	7,905,491	3,288,781
Administration fees	209,646	92,560
Professional fees	30,178	13,662
Fund accounting fees	71,242	30,878
Trustees’ fees	42,557	18,091
Chief Compliance Officer fees	5,436	2,383
Custodian fees and expenses	46,668	19,339
Registration fees	4,433	4,044
Other expenses	475	—
Total expenses	8,316,126	3,469,738
Net investment loss	(4,291,718)	(1,301,827)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	179,671,367	6,429,247
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	137,794,527	121,827,377
Net realized and unrealized gain on investments	317,465,894	128,256,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$313,174,176	$126,954,797
† Net of foreign taxes withheld of:	$11,206	$17,456

The accompanying notes are an integral part of these financial statements.

77

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends†	$887,040	$—
Interest	319,930	479,088
Income from securities lending	17,407	—
Realized loss on paydown	—	(932)
Total investment income	1,224,377	478,156
EXPENSES:
Investment advisory fees	1,918,141	22,309
Administration fees	56,342	9,526
Professional fees	7,960	1,337
Fund accounting fees	18,565	1,375
Trustees’ fees	10,542	664
Chief Compliance Officer fees	1,377	82
Custodian fees and expenses	14,547	1,101
Registration fees	4,354	567
Other expenses	—	—
Total expenses	2,031,828	36,961
Net investment income (loss)	(807,451)	441,195
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	5,392,959	939
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	39,381,517	12,750
Net realized and unrealized gain on investments	44,774,476	13,689
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,967,025	$454,884
† Net of foreign taxes withheld of:	$34,228	$—

The accompanying notes are an integral part of these financial statements.

78

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,159,734)	$(1,936,686)	$(94,253)	$148,656
Net realized gain on sale of investments and foreign currency	8,204,256	10,615,090	2,923,395	1,122,969
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(31,626,951)	(35,446,987)	(672,746)	(148,241)
Net increase (decrease) in net assets resulting from operations	(24,582,429)	(26,768,583)	2,156,396	1,123,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,243,318	20,525,399	1,693,768	26,303,787
Withdrawals	(11,360,625)	(43,565,621)	(8,235,622)	(22,272,841)
Net increase (decrease) in net assets resulting from capital share transactions	(9,117,307)	(23,040,222)	(6,541,854)	4,030,946
Total increase (decrease) in net assets	(33,699,736)	(49,808,805)	(4,385,458)	5,154,330
NET ASSETS:
Beginning of period	281,748,329	331,557,134	54,795,285	49,640,955
End of period	$248,048,593	$281,748,329	$50,409,827	$54,795,285

The accompanying notes are an integral part of these financial statements.

79

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Paradigm Portfolio (Consolidated)		The Small Cap Opportunities Portfolio (Consolidated)
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(4,291,718)	$(9,343,488)	$(1,301,827)	$(531,722)
Net realized gain (loss) on sale of investments and foreign currency	179,671,367	94,912,860	6,429,247	(263,690)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	137,794,527	(278,320,208)	121,827,377	(47,666,806)
Net increase (decrease) in net assets resulting from operations	313,174,176	(192,750,836)	126,954,797	(48,462,218)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	5,225,560	104,241,069	5,390,676	82,409,200
Withdrawals	(172,189,864)	(203,474,494)	(49,874,823)	(53,309,891)
Net increase (decrease) in net assets resulting from capital share transactions	(166,964,304)	(99,233,425)	(44,484,147)	29,099,309
Total increase (decrease) in net assets	146,209,872	(291,984,261)	82,470,650	(19,362,909)
NET ASSETS:
Beginning of period	1,039,852,697	1,331,836,958	446,432,817	465,795,726
End of period	$1,186,062,569	$1,039,852,697	$528,903,467	$446,432,817

The accompanying notes are an integral part of these financial statements.

80

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	The Market Opportunities Portfolio (Consolidated)		The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(807,451)	$(79,024)	$441,195	$877,590
Net realized gain (loss) on sale of investments and foreign currency	5,392,959	3,531,651	939	(97)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	39,381,517	(22,524,968)	12,750	(45,007)
Net increase (decrease) in net assets resulting from operations	43,967,025	(19,072,341)	454,884	832,486
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	11,572,302	160,491,625	2,314,089	6,309,811
Withdrawals	(20,705,702)	(97,427,284)	(2,478,383)	(3,338,715)
Net increase (decrease) in net assets resulting from capital share transactions	(9,133,400)	63,064,341	(164,294)	2,971,096
Total increase in net assets	34,833,625	43,992,000	290,590	3,803,582
NET ASSETS:
Beginning of period	267,487,159	223,495,159	17,431,820	13,628,238
End of period	$302,320,784	$267,487,159	$17,722,410	$17,431,820

The accompanying notes are an integral part of these financial statements.

81

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolio utilizes a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. SIGNIFICANT ACCOUNTING POLICIES
Security Valuation – Equity securities held in the Master Portfolios’ that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made, or, in the absence of a sale, at the last bid price. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. If such security represents a foreign security, then the value is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available closing bid will be used. Foreign securities and assets for which market quotations are not readily available are valued at “fair value.”
Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Options and futures contracts listed for trading on a securities exchange or board of trade will be valued at the composite price, using the National Best Bid and Offer quotes

82

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third-party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities that are not priced by one of the authorized third-party pricing agents are valued (a) at the last sale price if such sale occurred within the previous five business days, and (b) if there was no sale price during the previous five business days, at the average of the bids, or at the sole bid if there is only one. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (v) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vi) the liquidity or illiquidity of the market for the security; and (vii) the value of a foreign security traded on other foreign markets. At June 30, 2026, 5.46%, 9.99%, 1.02%, 4.38%, and 4.63% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, consisted of fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at June 30, 2026.
Bitcoin – The Master Portfolios invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2026, 43.21%, 14.93%, 8.32% 2.88%, and 10.05% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Transactions in bitcoin are processed through an open-source, cryptographic protocol that operates without reliance on a central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin

83

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third-party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio may invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2026, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$27,673,092	11.16%
Global Portfolio	2,873,267	5.70%
Paradigm Portfolio	101,062,986	8.52%
Small Cap Opportunities Portfolio	18,765,753	3.55%
Market Opportunities Portfolio	15,315,114	5.07%
The Spin-Off Fund	421,751	1.18%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

84

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of June 30, 2026, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$537	0.00%
Global Portfolio	464	0.00%
Market Opportunities Portfolio	582	0.00%

Repurchase Agreements – Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios may invest and from time to time have invested in restricted securities. These securities are valued by the Adviser, as the Valuation Designee pursuant to Rule 2a-5 under the 1040 Act, after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios generally have no right to require registration of unregistered securities. Rule 144A securities are classified pursuant to the liquidity risk management program adopted under Rule 22e-4 of the 1940 Act, for which the Adviser serves as program administrator subject to the oversight of the Board of Trustees. At June 30, 2026, market value and percentage of 144A securities held by the Master Portfolios are disclosed under the respective schedule of investments.
An illiquid investment is any investment that cannot reasonably be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2026, the market value and percentage of illiquid securities held by the Master Portfolios are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 331⁄3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments – The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or

85

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
other funds) exposes the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2026, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 71%, 68%, 83%, 66%, 64% and 6% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2026, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 32.6%, 21.1%, 69.4%, 55.4%, and 47.3% of their respective net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments – The Portfolios may invest in money market funds and short-term, high-quality debt securities, commercial paper, repurchase agreements, and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation – Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2026, open tax years include the tax years ended December 31, 2022 through June 30, 2026. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Segment Reporting – The Portfolios adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. (“ASU 2023-07”) during the current fiscal period. The Portfolios’ adoption of the new standard impacted financial statements disclosures only and did not affect the Portfolios’ financial position or result of operations.
The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Portfolio operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

86

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISER
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2027.
For the period ended June 30, 2026, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$1,724,521
The Global Portfolio	348,855
The Paradigm Portfolio	7,905,491
The Small Cap Opportunities Portfolio	3,288,781
The Market Opportunities Portfolio	1,918,141
The Multi-Disciplinary Income Portfolio	22,309

For the period ended June 30, 2026, the Trust was allocated approximately $12,500 for the services of the Chief Compliance Officer employed by the Adviser.
4. SECURITIES TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2026, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$89,508,289	$—	$92,977,558
The Global Portfolio	—	5,443,358	—	10,092,314
The Paradigm Portfolio	—	28,260,368	—	203,757,982
The Small Cap Opportunities Portfolio	—	5,793,674	—	15,449,804
The Market Opportunities Portfolio	—	19,874,385	—	19,015,861
The Multi-Disciplinary Income Portfolio	—	3,128,906	—	2,865,000

As of December 31, 2025, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$72,249,907	$ 28,755,239	$161,523,448
Unrealized Appreciation	203,574,416	24,465,949	886,836,932
Unrealized Depreciation	(5,713,866)	(2,188,916)	(9,068,373)
Net Unrealized Appreciation	$197,860,550	$ 22,277,033	$877,768,559

87

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Small Cap Opportunities	Market Opportunities	Multi- Disciplinary Income
Tax Cost of Investments	$157,788,074	$97,441,283	$15,740,299
Unrealized Appreciation	266,589,324	153,646,047	28,554
Unrealized Depreciation	(19,237,949)	(5,498,667)	(2,204)
Net Unrealized Appreciation	$247,351,375	$148,147,380	$26,350

5. PORTFOLIO SECURITIES LOANED
As of June 30, 2026, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2026, were as follows:

	Securities	Collateral
The Internet Portfolio	$ 2,926,144	$3,116,634
The Global Portfolio	668,055	697,332
The Paradigm Portfolio	1,046,965	1,013,859
The Small Cap Opportunities Portfolio	6,485,939	6,837,907
The Market Opportunities Portfolio	5,447,792	5,712,593
The Multi-Disciplinary Income Portfolio	—	—

6. SELECTED FINANCIAL HIGHLIGHTS
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	(8.88)%	(8.70)%	76.81%	30.16%	(23.86)%	15.72%
Ratio of expenses to average net assets:	1.32%	1.33%	1.34%	1.35%	1.35%	1.34%
Ratio of net investment income (loss) to average net assets:	(0.84)%	(0.57)%	0.26%	1.23%	(0.18)%	(0.92)%
Portfolio turnover rate	33%	45%	43%	19%	19%	4%

	The Global Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	4.35%	2.89%	72.10%	11.79%	(6.53)%	16.23%
Ratio of expenses to average net assets:	1.39%	1.39%	1.45%	1.49%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets:	(0.34)%	0.24%	0.73%	1.71%	0.18%	(1.00)%
Portfolio turnover rate	10%	5%	34%	16%	57%	7%

88

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	The Paradigm Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	29.41%	(14.27)%	88.79%	(16.59)%	29.48%	38.46%
Ratio of expenses to average net assets:	1.31%	1.32%	1.32%	1.34%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets:	(0.68)%	(0.69)%	0.32%	(0.20)%	0.15%	(0.58)%
Portfolio turnover rate	2%	3%	2%	0%	0%	1%

	The Small Cap Opportunities Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	28.87%	(8.35)%	68.83%	(14.40)%	32.26%	50.63%
Ratio of expenses to average net assets:	1.32%	1.32%	1.33%	1.35%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets:	(0.49)%	(0.10)%	0.96%	0.52%	0.37%	(0.62)%
Portfolio turnover rate	1%	0%	6%	2%	6%	3%

	The Market Opportunities Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	17.24%	(3.02)%	84.14%	(7.29)%	15.02%	28.08%
Ratio of expenses to average net assets:	1.32%	1.33%	1.34%	1.36%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.53)%	(0.03)%	0.59%	0.94%	0.22%	(0.74)%
Portfolio turnover rate	7%	4%	7%	5%	13%	2%

	The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021
Total Return	2.74%	5.41%	7.28%	5.24%	(2.29)%	1.23%
Ratio of expenses to average net assets:	0.41%	0.46%	0.51%	0.94%	1.48%	1.44%
Ratio of net investment income to average net assets:	4.94%	5.60%	6.77%	5.16%	2.14%	1.74%
Portfolio turnover rate	17%	74%	37%	37%	0%	0%

7. SUMMARY OF FAIR VALUE EXPOSURE
Various inputs are used in determining the value of Master Portfolios’ and Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolios’ and Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

89

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,635,504	$4,979,440	$13,300,087	$135,915,031
Unit Investment Trust	107,285,559	—	—	107,285,559
Preferred Stocks	—	—	246,319	246,319
Exchange Traded Funds	95,079	—	—	95,079
Total Investments in Securities	$225,016,142	$4,979,440	$13,546,406	$243,541,988

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$9,502,596
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,541,549***
Net purchases and/or acquisitions	502,261
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$13,546,406

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$2,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$ 4,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$255,942	Cost Approach	Precedent Transaction	$113.90 - $150.20
Preferred Stocks	$246,319	Cost Approach	Precedent Transaction	$121.21 - $160.00
Common Stocks	$6,844,045	Cost Approach	Precedent Transaction	$17.21 - $41.35
Common Stocks	$200,100	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $3,792,715.

90

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,434,122	$—	$4,956,562	$41,390,684
Unit Investment Trust	7,525,628	—	—	7,525,628
Warrants	—	—	78,187	78,187
Preferred Stocks	—	9,414	—	9,414
Convertible Bonds	—	—	—*	—
Total Investments in Securities	$ 43,959,750	$9,414	$5,034,749	$49,003,913

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$1,310,187
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,163,743***
Net purchases and/or acquisitions	2,560,819
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$ 5,034,749

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$121,461	Cost Approach	Precedent Transaction	$55.00 - $60.58
Common Stocks	$600,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$2,482,632	Cost Approach	Precedent Transaction	$113.90 - $150.20
Warrants	$78,187	Cost Approach	Precedent Transaction	$0.75 - $33.10
Common Stocks	$1,267,419	Cost Approach	Precedent Transaction	$17.21 - $41.35
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Common Stocks	$385,000	Market Approach	Precedent Transaction	$22.00 - $47.00
Common Stocks	$100,050	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $1,391,901.

91

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,066,186,853	$—	$11,944,095*	$1,078,130,948
Unit Investment Trust	98,712,995	—	—	98,712,995
Warrants	—	—	15,653	15,653
Preferred Stocks	—	616	82,106	82,722
Total Investments in Securities	$ 1,164,899,848	$616	$12,041,854*	$1,176,942,318

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$7,800,058*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,144,037***
Net purchases and/or acquisitions	97,759
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$ 12,041,854*

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 1,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$ 4,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Warrants	$15,653	Cost Approach	Precedent Transaction	$0.75 - $33.10
Preferred Stocks	$82,106	Cost Approach	Precedent Transaction	$121.21 - $160.00
Common Stocks	$ 6,844,045	Cost Approach	Precedent Transaction	$17.21 - $41.35
Common Stocks	$100,050	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $3,770,416.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 484,850,051	$—	$19,845,304	$ 504,695,355
Unit Investment Trust	15,213,268	—	—	15,213,268
Warrants		—	3,130,619	3,130,619
Preferred Stocks	—	—	164,212	164,212
Total Investments in Securities	$ 500,063,319	$—	$23,140,135	$ 523,203,454

92

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$ 13,999,975
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,525,401***
Net purchases and/or acquisitions	3,614,759
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$ 23,140,135

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 4,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$ 6,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$319,927	Cost Approach	Precedent Transaction	$113.90 - $150.20
Warrants	$ 3,130,619	Cost Approach	Precedent Transaction	$0.75 - $33.10
Preferred Stocks	$164,212	Cost Approach	Precedent Transaction	$121.21 - $160.00
Common Stocks	$ 9,125,407	Cost Approach	Precedent Transaction	$17.21 - $41.35
Common Stocks	$399,970	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $5,288,270.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 244,292,695	$1,765,100	$13,437,588	$ 259,495,383
Unit Investment Trust	30,368,951	—	—	30,368,951
Warrants	—	—	398,332	398,332
Preferred Stocks	—	210,987	164,213	375,200
Convertible Bonds	—	—	— *	—
Total Investments in Securities	$ 274,661,646	$1,976,087	$14,000,133	$ 290,637,866

93

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2025	$ 10,962,273
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,643,505***
Net purchases and/or acquisitions	1,394,355
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2026	$ 14,000,133

Description	Fair Value at 6/30/2026	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 3,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$164,019	Cost Approach	Precedent Transaction	$55.00 - $60.58
Common Stocks	$ 6,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$831,810	Cost Approach	Precedent Transaction	$113.90-$150.20
Warrants	$398,332	Cost Approach	Precedent Transaction	$0.75 - $33.10
Preferred Stocks	$164,213	Cost Approach	Precedent Transaction	$121.21 - $160.00
Common Stocks	$ 3,041,789	Cost Approach	Precedent Transaction	$17.21 - $41.35
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Common Stocks	$399,970	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2026 is $1,528,217.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2026:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation	$—	$16,045,322	$—	$ 16,045,322
Total Investments in Securities	$—	$ 16,045,322	$—	$ 16,045,322

As of June 30, 2026, there were no investments in Level 3 securities.
During the period ended June 30, 2026, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

94

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
8. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At June 30, 2026, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2026.
9. OFFSETTING ASSETS AND LIABILITIES
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2026:

		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not Offset in the Statement of Assets & Liabilities
					Financial Instruments	Collateral Pledged (Received)	Net Amount
The Internet Portfolio	Securities Lending	$3,116,634	$—	$3,116,634	$3,116,634	$—	$—
		$3,116,634	$—	$3,116,634	$3,116,634	$—	$—
The Global Portfolio	Securities Lending	$697,332	$—	$697,332	$697,332	$—	$—
		$697,332	$—	$697,332	$697,332	$—	$—
The Paradigm Portfolio	Securities Lending	$ 1,013,859	$—	$ 1,013,859	$ 1,013,859	$—	$—
		$ 1,013,859	$—	$ 1,013,859	$ 1,013,859	$—	$—
The Small Cap Opportunities Portfolio	Securities Lending	$ 6,837,907	$—	$ 6,837,907	$ 6,837,907	$—	$—
		$ 6,837,907	$—	$ 6,837,907	$ 6,837,907	$—	$—
The Market Opportunities Portfolio	Securities Lending	$ 5,712,593	$—	$ 5,712,593	$ 5,712,593	$—	$—
		$ 5,712,593	$—	$ 5,712,593	$ 5,712,593	$—	$—

10. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated Portfolio-related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

95

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
11. RECENT ACCOUNTING PRONOUNCEMENTS
ASU 2023-09 - Improvement to Income Tax Disclosure
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvement to Income Tax Disclosure, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning December 15, 2024, and early adoption is permitted. The Adviser has adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.
12. INFORMATION ABOUT PROXY VOTING (UNAUDITED)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14.
APPROVAL OF INVESTMENT ADVISORY CONTRACT BY TRUSTEES OF KINETICS PORTFOLIOS TRUST (UNAUDITED)
At a meeting held on June 5, 2026, the Board of Trustees of Kinetics Portfolios Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or the Adviser within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreements between the Adviser and each Portfolio of the Trust for an additional twelve-month period. In advance of the meeting, the Trustees reviewed extensive information relating to the Advisory Agreements, including performance and peer group comparisons, fee and expense analyses, profitability information, compliance materials, cybersecurity reports, an Executive Memorandum provided by the Adviser, and a Section 15(c) analysis prepared by U.S. Bancorp Fund Services, LLC.
In reviewing the nature, extent and quality of services provided by the Adviser, the Board considered the Adviser’s investment management process, research capabilities, trading practices, compliance oversight, liquidity risk management program, operational infrastructure and business continuity resources. The Board noted that the Adviser manages approximately $11.4 billion in assets across a variety of investment products and considered the experience and qualifications of the personnel responsible for managing and servicing the Portfolios.
The Board reviewed the investment performance of each Portfolio for the year-to-date, one-year, three-year, five-year and ten-year periods and considered both Morningstar peer group comparisons for each period, respectively, in addition to supplemental analyses provided by the Adviser.
The Board also reviewed fee and expense information for each Portfolio, including management fee and expense ratio comparisons relative to peer groups. The Board considered that several Portfolios had asset levels below the average asset levels of their respective peer groups and reviewed the extent to which those differences affected operating expenses. The Board further considered the Adviser’s representation that it waived advisory fees and reimbursed approximately $2.1 million of fund expenses during 2025 through a combination of voluntary waivers and contractual reimbursements.
With respect to profitability and economies of scale, the Board reviewed information concerning the Adviser’s revenues, expenses, profitability and financial condition, as well as potential ancillary benefits arising from its relationships with the Portfolios. The Board concluded that the Adviser’s profitability was not excessive and that the fee

96

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
arrangements remained reasonable in light of the services provided. The Board also considered whether shareholders were appropriately benefiting from any economies of scale and evaluated the adviser’s ongoing fee-waiver and expense-reimbursement practices as part of that assessment.
The Board devoted particular attention to cybersecurity and operational resiliency matters. The Board reviewed reports regarding the Adviser’s cybersecurity program, information-security controls, remote-work capabilities, disaster recovery and business continuity planning, and oversight of key third-party service providers. The Board also considered the Adviser’s due diligence process for service providers, including periodic cybersecurity reviews, certifications and follow-up procedures designed to mitigate technological and operational risks. Based on the information presented, the Board concluded that the Adviser maintained appropriate cybersecurity and operational risk-management practices to support the ongoing operation of the Portfolios.
After considering all information deemed relevant, the Board, including a majority of the Independent Trustees, concluded that the Adviser continued to provide high-quality services to the Portfolios, that the advisory fees payable under the Advisory Agreements were fair and reasonable in light of the nature, extent and quality of services provided, and that continuation of the Advisory Agreements was in the best interests of the Portfolios and their shareholders. Accordingly, the Board approved the continuation of the Advisory Agreements for an additional twelve-month period. This conclusion was not based on any single factor, but on an evaluation of the totality of factors and information reviewed by the Board.

97

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
ADDITIONAL INFORMATION
The following information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

98

KINETICS MUTUAL FUNDS, INC.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
1270 Avenue of the Americas,
27th Floor,
New York, NY 10020
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Kinetics Funds Distributor LLC
1270 Avenue of the Americas,
27th Floor,
New York, NY 10020
ADMINISTRATOR FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS

(b)	See Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual report.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	08/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	08/28/2026